                                                       Registration No. 811-2120
                                                       Registration No. 2-38414
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
                     Post-Effective Amendment No. 61                         [X]
                                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                     Post-Effective Amendment No. 61                         [X]
                                                 ----

                        (Check appropriate box or boxes)

                              SECURITY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                 700 HARRISON STREET, TOPEKA, KANSAS 66636-0001
                (Address of Principal Executive Offices/Zip Code)

               Registrant's Telephone Number, including area code:
                                 (785) 431-3127

                                                           Copies To:

John D. Cleland, President                                 Amy J. Lee, Secretary
Security Income Fund                                       Security Income Fund
700 Harrison Street                                        700 Harrison Street
Topeka, KS 66636-0001                                      Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate date of proposed public offering:  May 3, 1999

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b)
[_] on May 3, 1999, pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on May 3, 1999, pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[X] on May 3, 1999, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Shares of common stock, par value $1.00.

                              SECURITY INCOME FUND
                                    FORM N-1A
                              CROSS REFERENCE SHEET

This Amendment to the Registration Statement of Security Income Fund, which contains nine series, relates only to the Capital Preservation Series. The prospectus and statement of additional information for each of the other series is incorporated herein by reference to the Registrant's most recent filing under Rule 497 under the Securities Act of 1933.

FORM N-1A
ITEM NUMBER         CAPTION

PART A              PROSPECTUS

 1.                 Cover Page
 2.                 Not Applicable
 2a.                Transaction and Operating Expense Table
 3.                 Fund Financial Highlights
 4.                 Management of the Fund; Investment Objectives, Policies,
                    Practices and Risk Factors
 5.                 Management of the Fund; Investment Adviser; Administrator;
                    Portfolio Management; Year 2000 Compliance
 5a.                Not Applicable
 6.                 Additional Information about the Fund; Tax Considerations;
                    Information Concerning the Master Feeder Fund Structure
 7.                 How to Purchase Shares; Alternative Purchase Options; Class
                    A Shares; Class A Distribution Plan; Class B Shares; Class B
                    Distribution Plan; Class C Shares; Class C Distribution
                    Plan; Calculation and Waiver of Contingent Deferred Sales
                    Charges; Net Asset Value; Purchases at Net Asset Value;
                    Accumulation Plan; Exchange Privilege
 8.                 How to Redeem Shares
 9.                 Not Applicable

PART B              STATEMENT OF ADDITIONAL INFORMATION

10.                 Cover Page
11.                 Table of Contents
12.                 Not Applicable
13.                 Investment Objectives, Policies and Restrictions
14.                 Management of the Fund and Trust
15.                 Management of the Fund and Trust
16.                 Investment Adviser; Administrator; Distributor; Custodian;
                    Independent Accountants
17.                 Portfolio Transactions and Brokerage Commissions
18.                 Organization of Security Income Fund; Organization of the
                    Trust
19.                 Not Applicable
20.                 Taxation
21.                 Distributor
22.                 Performance Information
23.                 Financial Statements

                        CAPITAL PRESERVATION PROSPECTUS


SECURITY CAPITAL PRESERVATION FUND
A MEMBER OF THE SECURITY BENEFIT GROUP OF COMPANIES
700 HARRISON, TOPEKA, KANSAS 66636-0001


                                   PROSPECTUS

                                   MAY 1, 1999

    Security Capital Preservation Fund seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share.

    Security Income Fund is an open-end management investment company (mutual fund). Security Capital Preservation Fund (the "Fund") is a separate series of Security Income Fund and currently offers three classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), as defined in this Prospectus, and to employees investing through participant-directed employee benefit plans.

    UNLIKE  OTHER  MUTUAL  FUNDS,  THE FUND  SEEKS  TO  ACHIEVE  ITS  INVESTMENT
OBJECTIVE BY INVESTING ALL OF ITS NET INVESTABLE ASSETS (THE "ASSETS") IN BT PRESERVATIONPLUS INCOME PORTFOLIO (THE "PORTFOLIO"), A SEPARATE SUBTRUST OF BT INVESTMENT PORTFOLIOS, A NEW YORK MASTER TRUST FUND (THE "PORTFOLIO TRUST"), WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE." THE FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NAV OR OTHERWISE ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

    Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio. Security Management Company, LLC is the Fund's administrator and transfer agent (the "Administrator").

    LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated May 1, 1999, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. For a free copy of the SAI please call Security Distributors, Inc. at 1-800-888-2461. The SAI, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

    SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THE FUND....................................................................   3
  Who May Invest............................................................   3
INVESTMENT OBJECTIVE........................................................   3
EXPENSE SUMMARY.............................................................   3
  Fund Financial Highlights.................................................   5
INDIVIDUAL RETIREMENT ACCOUNTS AND RETIREMENT PLANS.........................   5
  Overview of TSA Accounts..................................................   5
  Overview of Individual Retirement Accounts................................   6
OWNERSHIP OF SHARES THROUGH PLANS...........................................   6
INVESTMENT OBJECTIVES, POLICIES, PRACTICES AND RISK FACTORS.................   6
  Investment Objectives and Policies........................................   6
  Investment Practices of the Portfolio.....................................   8
  Risk Factors..............................................................   9
  Risk Factors Relating to Portfolio Securities.............................   9
  Lower-Rated Debt Securities ("Junk Bonds")................................  10
  Overview of Wrapper Agreements and Associated Risks.......................  11
  Derivatives...............................................................  12
HOW TO PURCHASE SHARES......................................................  13
  Alternative Purchase Options..............................................  13
  Class A Shares............................................................  13
  Class A Distribution Plan.................................................  13
  Class B Shares............................................................  14
  Class B Distribution Plan.................................................  15
  Class C Shares............................................................  15
  Class C Distribution Plan.................................................  15
  Calculation and Waiver of Contingent Deferred Sales Charge................  16
  Confirmations and Statements..............................................  16
PURCHASES AT NET ASSET VALUE................................................  16
PURCHASING SHARES THROUGH PLANS.............................................  17
PURCHASING SHARES THROUGH IRAS..............................................  17
HOW TO REDEEM SHARES........................................................  17
  Redeeming Shares Owned Through Plans......................................  18
  Redeeming Shares Owned Through IRAs.......................................  18
  Qualified IRA Redemptions.................................................  19
  Traditional IRAs, SEP-IRAs and SIMPLE IRAs................................  20
  Roth IRAs.................................................................  20
  Keogh Plans...............................................................  21
  Education IRAs............................................................  21
SHAREHOLDER AND FUND INFORMATION............................................  21
  Investor Services.........................................................  21
  Net Asset Value...........................................................  21
  Dividends and Capital Gains Distributions.................................  22
  Tax Considerations........................................................  22
  Performance...............................................................  23
  Explanation of Performance Terms..........................................  23
MANAGEMENT OF THE FUND......................................................  24
  Boards of Directors.......................................................  24
  Investment Adviser........................................................  24
  The Investment Advisory Agreement.........................................  24
  Portfolio Management......................................................  24
  Administrator.............................................................  25
  Distributor...............................................................  25
  Custodian.................................................................  25
  Year 2000 Compliance......................................................  25
  Exchange Privilege........................................................  26
ADDITIONAL INFORMATION ABOUT THE FUND.......................................  26
  Shareholder Inquiries.....................................................  27
INFORMATION CONCERNING THE MASTER FEEDER FUND STRUCTURE.....................  27
DEFINITIONS OF SECURITIES PURCHASED BY THE PORTFOLIO........................  28
  Asset-Backed Securities...................................................  28
  Collateralized Mortgage Obligations.......................................  28
  Mortgage-Backed Securities................................................  28
  Real Estate Mortgage Investment Conduits..................................  29
  Repurchase Agreements.....................................................  29
  Reverse Repurchase Agreements and Dollar Rolls............................  29
  Rule 144A Securities......................................................  29
  Short-Term Investments....................................................  29
  U.S. Government Securities................................................  29
  Other U.S. Dollar-Denominated Fixed Income Securities.....................  30
  U.S. Dollar-Denominated Foreign Securities................................  30
  U.S. Dollar-Denominated Sovereign and Supranational Fixed Income
    Securities..............................................................  30
  When-Issued and Delayed Delivery Securities...............................  30
  Zero Coupon Securities....................................................  30
APPENDIX A - REDUCED SALES CHARGES..........................................  31
  Class A Shares............................................................  31
  Rights of Accumulation....................................................  31
  Statement of Intention....................................................  31
  Reinstatement Privilege...................................................  31
APPENDIX B - ADDITIONAL INFORMATION ABOUT TSAS..............................  32
TYPES OF INDIVIDUAL RETIREMENT ACCOUNTS.....................................  32
  Traditional IRAs..........................................................  32
  Roth IRAs.................................................................  32
  SEP-IRAs..................................................................  33
  SIMPLE IRAs...............................................................  33
  Keogh Plans...............................................................  33
  Education IRAs............................................................  33

THE FUND

WHO MAY INVEST -- The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods. The Fund has been established to serve as an alternative investment to short-term bond funds and money market funds. In addition, the Fund is designed as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans (such as 401(k) plans). The Fund currently offers three classes of shares exclusively to TSA Accounts, individual retirement accounts and to employees investing through participant-directed employee benefit plans (each a "Plan" and together "Plans"). For the purpose of this prospectus, individual retirement accounts include, but are not limited to, those accounts commonly referred to as traditional IRAs, Roth IRAs, simplified employee pension IRAs ("SEP-IRAs"), IRAs that are part of a savings incentive match plan for employees ("SIMPLE IRAs"), Keogh plans and education IRAs (each, an "IRA," collectively referred to herein as "IRAs"). See "Overview of the Types of Individual Retirement Accounts" on page 32. The Fund is offering the Shares to owners of TSA Accounts, IRAs (each an "IRA Owner") and participants of Plans who purchase Shares through their Plan ("Plan Participants"). Shares are available to TSA Accounts or IRA Owners directly through a Security Funds TSA or IRA or through another TSA or IRA provider who makes available Shares of the Fund.

    Shares are offered to Plans either directly, or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. Shares are also available to employee benefit plans which invest in the Fund through an omnibus account or similar arrangement.

    The Fund is not in itself a balanced investment plan. Owners of TSA Accounts, IRA Owners and Plan Participants (collectively, "Shareholders") should consider their investment objectives and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments--particularly the Wrapper Agreements (as defined below)--are intended to stabilize the Fund's NAV per Share.

INVESTMENT OBJECTIVE

The Fund's investment objective is to provide investors with a high level of current income while seeking to maintain a stable NAV per Share. The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into wrapper agreements with financial institutions, such as insurance companies and banks, which are intended to stabilize the NAV per Share of the Fund (the "Wrapper Agreements"). See "Overview of Wrapper Agreements and Associated Risks" herein. In connection with the Global Asset Allocation Strategy (described below), Portfolio Securities may include indexed securities, futures contracts on securities indices, securities representing securities of foreign issuers (e.g. ADRs, GDRs and EDRs), options on stocks, options on futures contracts, foreign currency exchange transactions and options on foreign currencies. See "Investment Objectives and Policies -- Global Asset Allocation Enhancement" herein. There can be no assurance that the Fund will achieve its stated investment objective.

EXPENSE SUMMARY

Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust and wrapper expenses to the Wrapper Providers (as defined below). The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports. The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE DIRECTORS OF THE SECURITY INCOME FUND BELIEVE THAT THE AGGREGATE
EXPENSES OF THE FUND (INCLUDING ITS PROPORTIONATE SHARE OF THE PORTFOLIO'S EXPENSES) WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES THAT THE FUND WOULD INCUR IF IT DIRECTLY RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THE FUND WERE INVESTED DIRECTLY IN PORTFOLIO SECURITIES AND WRAPPER AGREEMENTS.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------
                                 CLASS A(1)       CLASS B(2)         CLASS C(3)

Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)                 3.5%              None               None

Maximum Sales Charge Imposed
on Reinvested Dividends            None              None               None

Deferred Sales Load (as a          None        5% during the             1%
percentage of original                         first year,
purchase price or                              decreasing to 0%
redemption proceeds,                           in the sixth and
whichever is lower)                            following years

Maximum Redemption Fee              3%                3%                 3%
--------------------------------------------------------------------------------
1 Purchases of Class A shares in amounts of $1,000,000 or more are not subject to an initial sales load; however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.
2 Class B shares convert tax-free to Class A shares automatically after eight years.
3 A deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.
--------------------------------------------------------------------------------

    The redemption fee (the "Redemption Fee") payable to the Portfolio is designed primarily to offset those expenses which may be incurred by the Portfolio in connection with certain Shareholder redemptions. Proceeds from the Redemption Fee will be used by the Portfolio to defray the actual portfolio and administrative costs associated with such redemptions, including custodian, transfer agent, settlement, and account processing costs, as well as the adverse impact of such redemptions on the premiums paid for Wrapper Agreements and the yield on Wrapper Agreements. The Redemption Fee may also have the effect of discouraging redemptions initiated by shareholders attempting to take advantage of short-term interest rate movements.

    Qualified TSA Account Redemptions (as described in "Redeeming Shares Owned Through TSA Accounts and IRAs herein), Qualified IRA Redemptions (as described in "Redeeming Shares Owned Through TSA Accounts and IRAs" herein) and Qualified Plan Redemptions (as described in "Redeeming Shares Owned Through Plans" herein) are not subject to the Redemption Fee at any time. All other redemptions are subject to the Redemption Fee, in the amount of 3%, on the proceeds of such redemptions of Shares by Shareholders on any day that the "Interest Rate Trigger" (as described below) is "active," and not subject to those charges on days that the Interest Rate Trigger is "inactive." The Interest Rate Trigger is active on any day when, as of the preceding day, the "Reference Index Yield" exceeds the sum of the "Annual Effective Yield of the Portfolio" plus 1.80%. The "Reference Index Yield" shall be defined on any determination date as the previous day's closing "Yield to Worst" on the Lehman Brothers Intermediate Treasury Bond Index(R) and the "Annual Effective Yield of the Portfolio" is defined as set forth under "Explanation of Performance Terms" on page 23 herein. See "Shareholder and Fund Information -- Explanation of Performance Terms".

    The status of the Interest Rate Trigger will either be "active" or "inactive" on any day, and shall be determined on every day that an NAV is calculated for the Portfolio. Once the Interest Rate Trigger is active, it remains active every day until the Reference Index Yield is less than the sum of the Annual Effective Yield of the Portfolio plus 1.55%, at which time the Interest Rate Trigger becomes inactive on the following day and remains inactive every day thereafter until it becomes active again. The following is an example of when and how the Redemption Fee will apply to the redemption of Shares.

EXAMPLE -- A Class A Shareholder is considering submitting a request for a redemption other than a Qualified TSA Redemption, a Qualified IRA Redemption or Qualified Plan Redemption to the Fund on March 2 in the amount of $5,000. Assume that the Reference Index Yield is 8.65% as of the close of business on March 1 and the Annual Effective Yield of the Portfolio is 6.20% as of that date. Since the Annual Effective Yield of the Portfolio plus 1.80% (8.0%) is less than the Reference Index Yield (8.65%), the Interest Rate Trigger is active. Thus, the net redemption proceeds to the Shareholder will be $4,850. The Redemption Fee will continue to apply to all redemptions which are not Qualified TSA Redemptions, Qualified IRA Redemptions or Qualified Plan Redemptions until the day after the Reference Index Yield is less than the sum of the Annual Effective Yield of the Portfolio plus 1.55%.

    (Please note that this example does not take into consideration an individual Shareholder's tax issues or consequences including without limitation any withholding taxes that may apply.)

    Shareholders can obtain information regarding when the Interest Rate Trigger is active, as well as the Annual Effective Yield of the Portfolio and the Reference Index Yield by calling _____________________. The amount of, and method of applying, the Redemption Fee, including the operation of the Interest Rate Trigger, may be changed in the future.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of the Fund's projected averaged daily net assets)
--------------------------------------------------------------------------------
                                                CLASS A   CLASS B   CLASS C

Management Fees (after fee waivers)(1)........    .42%      .42%      .42%
12b-1 Fees(2).................................   0.25%     0.75%     0.50%
Other Expenses (after expense reimbursements).    .88%      .88%      .88%
Wrapper Fees(3)...............................   0.20%     0.20%     0.20%
                                                 ----      ----      ----
Total Fund Operating Expenses.................   1.75%     2.25%     2.00%
                                                 ====      ====      ====
--------------------------------------------------------------------------------
1 The Fund does not directly pay a management fee; the amount shown reflects the Fund's proportionate share of the Portfolio's management fee.
2 Long-term holders of shares that are subject to an asset-based sales charge may pay more than the equivalent of the maximum front-end sales charge otherwise permitted by NASD Rules.
3 Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per share of the Fund (see "Investment Objectives, Policies, Practices and Risk Factors").
--------------------------------------------------------------------------------

EXAMPLE -- You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. No Redemption Fee has been included.

             ------------------------------------------------------
                            CLASS A       CLASS B       CLASS C
             ------------------------------------------------------
             1 Year           $64           $73           $30
             3 Years          100           100           63
             ------------------------------------------------------

    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) no redemption.

             ------------------------------------------------------
                            CLASS A       CLASS B       CLASS C
             ------------------------------------------------------
             1 Year           $64           $23           $20
             3 Years          100           70            63
             ------------------------------------------------------

    The expense table and the example above show the estimated costs and expenses that a Shareholder will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.70% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses"). Without such waiver, "Other Expenses" would be 0.96%. Bankers Trust may terminate or adjust these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In addition, the Wrapper Fees shown above are estimates and may be greater or less than 0.20%. In addition, the Administrator has agreed, for each of the Fund's fiscal years, to cap the average annual expenses of the Fund at 1.5%, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees. The Wrapper Fee expenses incurred by the Portfolio will be those fees actually charged by the Wrapper Providers. In the absence of these waivers, assuming total Fund assets of $5 million, it is estimated that "Total Operating Expenses" of the Class A shares would be 1.83% for the Class B shares would be 2.33% and for Class C shares would be 2.08%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

    For more information about the Fund's and the Portfolio's expenses see "Management of the Fund" and "Valuation Details" herein. See "How to Purchase Shares" for more information concerning the sales load. Also, see Appendix A for a discussion of "Rights of Accumulation" and "Statement of Intention" which options may serve to reduce the front-end sale load on purchases of Class A shorts.

FUND  FINANCIAL  HIGHLIGHTS -- The Fund will have a fiscal year end of September
30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.

TSA ACCOUNTS, INDIVIDUAL RETIREMENT ACCOUNTS AND RETIREMENT PLANS

OVERVIEW OF TSA ACCOUNTS -- In general, Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase shares of a mutual fund through a custodial account, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Shares of the Fund may be purchased in connection with a TSA custodial account. TSA Accounts may provide significant tax savings to individuals, but are governed by a complex set of tax rules under the Code and the regulations promulgated by the Department of the Treasury thereunder. If you already have a Security Funds TSA custodial account, you may be able to invest in the Fund. If you do not presently have a Security Funds TSA custodial account and you meet the requirements of the applicable tax rules, you may be able to create a Security Funds TSA custodial account (or a TSA custodial account from another provider that makes shares of the Fund available to its customers) and invest in shares of the Fund through that TSA. Included in Appendix B is a general discussion of some TSA features. HOWEVER, TSA OWNERS AND OTHER PROSPECTIVE INVESTORS SHOULD CONSULT WITH THEIR PROFESSIONAL TAX AND FINANCIAL ADVISERS BEFORE ESTABLISHING A TSA OR OTHERWISE INVESTING IN SHARES.

OVERVIEW OF INDIVIDUAL RETIREMENT ACCOUNTS -- In general, an IRA is a trust or custodial account established in the United States for the exclusive benefit of an individual or his or her beneficiaries. (Keogh plans are established by self-employed persons, including partnerships, and also cover eligible non-owner employees.) Most IRAs are designed principally as retirement savings vehicles. Education IRAs are designed to provide a tax-favored means of saving for a child's educational expenses. IRAs may provide significant tax savings to individuals, but are governed by a complex set of tax rules set out under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations promulgated by the Department of the Treasury thereunder. If you already have an IRA, your IRA may be able to invest in the Fund. If you do not presently have an IRA and you meet the requirements of the applicable tax rules, you may be able to create an IRA and invest in Shares of the Fund through that IRA. Included in Appendix B is a general discussion of some IRA features and IRA types. HOWEVER, IRA OWNERS AND OTHER PROSPECTIVE INVESTORS SHOULD CONSULT WITH THEIR PROFESSIONAL TAX AND FINANCIAL ADVISERS BEFORE ESTABLISHING AN IRA OR INVESTING IN SHARES. CERTAIN TYPES OF THE IRAS DESCRIBED IN APPENDIX B MAY NOT BE AVAILABLE THROUGH THE SECURITY FUNDS. FOR MORE INFORMATION CALL 1-800-888-2461.

OWNERSHIP OF SHARES THROUGH PLANS

Fund Shares owned by Plan Participants through Plans are held either directly by the respective Plan, or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund may require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.

    Plan Participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call __________________ for information regarding a Plan's account with the Fund.

INVESTMENT OBJECTIVES, POLICIES, PRACTICES AND RISK FACTORS

INVESTMENT OBJECTIVES AND POLICIES --

    THE FUND. The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors Relating to Fixed Income Securities" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved.

    THE PORTFOLIO. The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio will seek to achieve this objective by investing in the Portfolio Securities and by entering into Wrapper Agreements, intended to stabilize the NAV per Share of the Fund. Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. Generally, the Book Value of the Covered Assets is their purchase price plus interest on the Covered Assets accreted at a rate specified in the Wrapper Agreement ("Crediting Rate"). The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. See "Overview of Wrapper Agreements and Associated Risks" herein for further detail.

    The Portfolio expects to invest at least 65% of its total assets in fixed-and floating or variable-rate securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top four long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion. For example, included are those Fixed Income Securities rated by S&P in long-term rating categories ranging from AAA to BBB- and the comparable categories of Moody's, Duff & Phelps Credit Rating Co., or another NRSRO, or, if not rated by a NRSRO, deemed to be of comparable quality as determined by Bankers Trust in its sole discretion. Further, because high yield securities will usually offer higher-yields than higher-rated securities, the Portfolio may also invest up to ten percent (10%) of its assets in Fixed Income Securities rated, at the time of purchase in the fifth and sixth long-term rating categories by S&P (i.e., BB and B), Moody's, or Duff & Phelps Credit Rating Co., or comparably rated by another NRSRO, or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion. See "Lower Rated Debt Securities" herein.

    WRAPPERS. In addition to the above, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase of any Wrapper Agreement, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

    FIXED INCOME SECURITIES. The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed, by the U.S. government or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond). See "Definitions of Securities Purchased by the Portfolio" herein for a more detailed description of the foregoing.

    The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances, other instruments of foreign and domestic banks and thrift institutions and shares of money market mutual funds. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes.

    GLOBAL ASSET ALLOCATION ENHANCEMENT. Although the Portfolio is intended to be primarily invested in Fixed Income Securities, the Adviser intends to implement its Global Asset Allocation Strategy (the "GAA Strategy") in an attempt to enhance the return on the Portfolio's Assets. The GAA Strategy employs a multi-factor, global asset allocation model which evaluates equity, bond, cash and currency opportunities across domestic and international markets. The GAA Strategy seeks to enhance long-term returns and manage risk by responding effectively to changes in global markets using instruments including but not limited to, futures, options and currency forwards.

    In implementing the GAA Strategy, the Portfolio invests in options and futures based on any type of security or index including options and futures traded on foreign exchanges such as bonds and equity indices of foreign countries. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase and will broaden the Portfolio's market exposure. Options and futures may be combined with each other, or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy. The Portfolio may also enter into forward currency exchange contracts (agreements to exchange one currency for another at a future date), may buy and sell options and futures contracts relating to foreign currencies, and may purchase securities indexed to foreign currencies. Currency management strategies allow the Adviser to shift investment exposure from one currency to another or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. Some of these strategies will require the Portfolio to segregate liquid assets in a custodial account to cover its obligations. See "Definitions of Securities Purchased by the Portfolio" herein. For further information regarding the GAA Strategy, you should consult "Investment Policies -- Global Asset Allocation Enhancement" in the Fund's SAI.

    The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio"), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See "Definitions of Securities Purchased by the Portfolio" herein for a more detailed description of the foregoing.

    OTHER PORTFOLIO INFORMATION. In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to 4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.

    The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act") ) of the Portfolio.

INVESTMENT PRACTICES OF THE PORTFOLIO --

    BORROWING. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

    Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of the Adviser to use leverage as a normal practice in the investment of the Portfolio's Assets.

    HEDGING STRATEGIES. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

    The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment.

    Each of these strategies involves certain risks, which include: the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio; the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged; possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and the possibility that the Portfolio will be unable to close out or liquidate its hedged position.

    ASSET COVERAGE. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating or earmarking liquid securities with the Portfolio's Custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

    GAA STRATEGY. In connection with the GAA Strategy, the Board of Trustees of the Portfolio has adopted a restriction that the Portfolio will not enter into any futures contracts or option on futures contracts if immediately thereafter the amount of margin deposits on all of the futures contracts of the Portfolio and premiums paid on outstanding options on futures contract owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed five percent (5%) of the market value of the total assets of the Portfolio.

RISK FACTORS -- The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant NAV per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share.

    The Portfolio incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at a value sufficient to maintain the Portfolio's NAV per Share.

    Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors Related to Fixed Income Securities" for more information.

RISK FACTORS RELATING TO PORTFOLIO SECURITIES -- The following pages contain more detailed information about the specific types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these investments and investment practices is included as well.

    The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its objective. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.

    All fixed income investments have exposure to three primary types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.

    Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may require that Fixed Income Securities that fall below investment grade be liquidated within a set time period typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.

    When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

    It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than those of the Portfolio. In a falling interest rate environment, money market yields may fall more quickly than those of the Portfolio. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (i.e., money market funds).

LOWER-RATED DEBT SECURITIES ("JUNK BONDS") -- The Portfolio may invest in debt securities rated in the fifth and sixth long-term rating categories by S&P, Moody's and Duff & Phelps Credit Rating Company, or comparably rated by another NRSRO, or if not rated by a NRSRO, deemed to be of comparable quality as determined by the Adviser in its sole discretion. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the availability of outside pricing services to value lower-rated debt securities and the Portfolio's ability to dispose of these securities.

    Since the risk of default is higher for lower-rated debt securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by the Portfolio. In considering investments for the Portfolio, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer. The Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of the Portfolio.

OVERVIEW OF WRAPPER AGREEMENTS AND ASSOCIATED RISKS -- As discussed above, each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of the Covered Assets up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at the Crediting Rate, and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the purchase and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against interest earned and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below 0% under the Wrapper Agreements entered into by the Portfolio.

    Generally, under the terms of a Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Shareholders, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

    The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of Covered Assets; other Wrapper Agreements provide for settlement of payments only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets.

    The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Shareholder will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

    If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, Shareholders redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

    Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets.

    Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.

DERIVATIVES -- The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as "derivatives." Broadly defined, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Except as noted herein, derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

    GAA STRATEGY. In implementing the GAA Strategy, the Portfolio's investment in derivatives such as options, futures or forward contracts, and similar strategies depend on the Adviser's judgment as to the potential risks and rewards of implementing the different types of strategies. Options and futures can be volatile investments, and may not perform as expected. If the Adviser applies a hedge at an inappropriate time or judges price trends incorrectly, options and futures strategies may lower the Portfolio's return. Additionally, options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Portfolio in the event of default by the other party to the contract. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

HOW TO PURCHASE SHARES

    Security Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Security Benefit Group, Inc., is principal underwriter for the Fund. Shares of the Fund may be purchased through authorized investment dealers. In addition, banks and other financial intermediaries that have an agreement with the Distributor may make shares of the Fund available to their customers. The minimum initial purchase must be $100 and subsequent purchases must be $100 unless made through an Accumulation Plan which allows subsequent purchases of $20.

    Orders for the purchase of Shares will be confirmed at an offering price equal to the net asset value per share next determined after receipt of the order in proper form by the Distributor (generally as of the close of the Exchange on that day) plus the sales charge in the case of Class A shares. Orders received by dealers or other firms prior to the close of the Exchange and received by the Distributor prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day.

    Orders for shares received by broker/dealers prior to that day's close of trading on the New York Stock Exchange and transmitted to the Fund prior to its close of business that day will receive the offering price equal to the net asset value per share computed at the close of trading on the Exchange on the same day plus, in the case of Class A shares, the sales charge. Orders received by broker/dealers after that day's close of trading on the Exchange and transmitted to the Fund prior to the close of business on the next business day will receive the next business day's offering price.

ALTERNATIVE PURCHASE OPTIONS -- The Fund offers three classes of shares:

    CLASS A SHARES - FRONT-END LOAD OPTION. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed (except that shares sold in an amount of $1,000,000 or more without a front-end sales charge will be subject to a contingent deferred sales charge for one year.) See Appendix A on page 31 for a discussion of possible reductions in the front-end sales charge.

    CLASS B SHARES - BACK-END LOAD OPTION. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within five years of the date of purchase. Class B shares will automatically convert tax-free to Class A shares at the end of eight years after purchase.

    CLASS C SHARES - BACK-END LOAD OPTION. Class C shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge of 1% if they are redeemed within one year of the date of purchase. Class C shares do not automatically convert to any other share class.

    The decision as to which share class is more beneficial to an investor depends on the amount and intended length of the investment. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately, depending on the amount of the purchase and the intended length of investment.

    Dealers or others receive different levels of compensation depending on which class of Shares they sell.

CLASS A SHARES -- Class A shares of the Fund are offered at net asset value plus an initial sales charge as follows:

--------------------------------------------------------------------------------
                                                    SALES CHARGE
                                    --------------------------------------------
                                      APPLICABLE     PERCENTAGE OF   PERCENTAGE
AMOUNT OF PURCHASE                  PERCENTAGE OF      NET AMOUNT    REALLOWABLE
AT OFFERING PRICE                   OFFERING PRICE      INVESTED     TO DEALERS
--------------------------------------------------------------------------------
Less than $100,000...............      3.5%              3.63%          3.0%
$100,000 but less than $500,000..      2.5%              2.56%          2.0%
$500,000 but less than $1,000,000      1.5%              1.52%          1.0%
$1,000,000 and over..............      None              None        (See below)
--------------------------------------------------------------------------------

    Purchases of Class A shares in amounts of $1,000,000 or more are made at net asset value (without a sales charge), but are subject to a contingent deferred sales charge of 1% in the event of redemption within one year following purchase. For a discussion of the contingent deferred sales charge, see "Calculation and Waiver of Contingent Deferred Sales Charges" on page 16.

    The Distributor will pay a commission to dealers on such purchases of $1,000,000 or more as follows: ______% on sales up to $5,000,000, plus ______%
on sales of $5,000,000 or more up to $10,000,000 and ______% on any amount of $10,000,000 or more.

CLASS A DISTRIBUTION PLAN -- In addition to the sales charge deducted from Class A shares at the time of purchase, the Fund is also authorized, under a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Class A Distribution Plan"), to use its assets to finance certain activities relating to the distribution of its Shares to investors. The Fund's Class A Distribution Plan permits payments to be made by the Fund to the Distributor, to finance various activities relating to the distribution of its Class A shares to investors, including, but not limited to, the payment of compensation (including incentive compensation to securities dealers and other financial institutions and organizations) to obtain various distribution-related and/or administrative services for the Fund.

    Under the Class A Distribution Plan, a monthly payment is made to the Distributor in an amount computed at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. The distribution fees collected may be used by the Fund and the other series of Security Income Fund to finance joint distribution activities, for example advertisements promoting each of the funds, and the costs of such joint activities will be allocated among the funds on a fair and equitable basis, including on the basis of the relative net assets of their Class A shares.

    The Class A Distribution Plan authorizes payment by the Class A shares of the Fund of the cost of preparing, printing and distributing prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

    In addition, compensation to securities dealers and others is paid from distribution fees at an annual rate of .25% of the average daily net asset value of Class A shares sold by such dealers and remaining outstanding on the Fund's books to obtain certain administrative services for the Fund's Class A shareholders. The services include, among other things, processing new stockholder account applications and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. Other promotional activities which may be financed pursuant to the Plan include (i) informational meetings concerning the Fund for registered representatives interested in selling shares of the Fund, and (ii) bonuses or incentives offered to all or specified dealers on the basis of sales of a specified minimum dollar amount of Class A shares of the Fund by the registered representatives employed by such dealer(s). The expenses associated with the foregoing activities will include travel expenses, including lodging.

    The Class A Distribution Plan may be terminated at any time by vote of the directors of the Fund, who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the Fund's outstanding Class A shares. In the event the Class A Distribution Plan is terminated, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor.

CLASS B SHARES -- Class B shares of the Fund are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge on Class B shares redeemed within five years of the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable. The deferred sales charge is retained by the Distributor.

    Whether a contingent deferred sales charge is imposed and the amount of the charge will depend on the number of years since the shareholder made a purchase payment from which an amount is being redeemed, according to the following schedule:

                  --------------------------------------------
                                                   CONTINGENT
                            YEAR SINCE              DEFERRED
                        PURCHASE WAS MADE         SALES CHARGE
                  --------------------------------------------
                  First........................        5%
                  Second.......................        4%
                  Third........................        3%
                  Fourth.......................        3%
                  Fifth........................        2%
                  Sixth and following..........        0%
                  --------------------------------------------

    Class  B  shares  (except  shares  purchased  through  the  reinvestment  of dividends and other distributions paid with respect to Class B shares) will automatically convert on the eighth anniversary of the date such shares were purchased to Class A shares which are subject to a lower distribution fee. This automatic conversion of Class B shares will take place without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to the transfer agent.) All shares purchased through reinvestment of dividends and other distributions paid with respect to Class B shares ("reinvestment shares") will be considered to be held in a separate subaccount. Each time any Class B shares (other than those held in the subaccount) convert to Class A shares, a pro rata portion of the reinvestment shares held in the subaccount will also convert to Class A shares. Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

CLASS B DISTRIBUTION PLAN -- The Fund bears some of the costs of selling its Class B shares under a Distribution Plan adopted with respect to its Class B shares ("Class B Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). The Class B Distribution Plan provides for payments at an annual rate of .75% of the average daily net asset value of the Class B shares. Amounts paid by the Fund are currently used to pay dealers and other firms that make Class B shares available to their customers (1) a commission at the time of purchase normally equal to 3% of the value of each share sold, and (2) a service fee payable for the first year, initially, and for each year thereafter, quarterly, in an amount equal to .25% annually of the average daily net asset value of Class B shares sold by such dealers and other firms and remaining outstanding on the books of the Fund.

    NASD Rules limit the aggregate amount that the Fund may pay annually in distribution costs for the sale of its Class B shares to 6.25% of gross sales of Class B shares since the inception of the Class B Distribution Plan, plus interest at the prime rate plus 1% on such amount (less any contingent deferred sales charges paid by Class B shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to apply or accrue distribution charges incurred in connection with the Class B Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Fund. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

    The Fund's Class B Distribution Plan may be terminated at any time by vote of its directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding Class B shares. In the event the Class B Distribution Plan is terminated, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Fund makes no payments in connection with the sale of their Class B shares other than the distribution fee paid to the Distributor.

CLASS C SHARES -- Class C shares of the Fund are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund will impose a deferred sales charge on Class C shares redeemed within one year of the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable. The deferred sales charge is retained by the Distributor.

CLASS C DISTRIBUTION PLAN -- The Fund bears some of the costs of selling its Class C shares under a Distribution Plan adopted with respect to its Class C shares ("Class C Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class C Distribution Plan provides for payments at an annual rate of .50% of the average daily net asset value of the Class C shares. Amounts paid by the Fund are currently used to pay dealers and other firms that make Class C shares available to their customers (1) a commission at the time of purchase normally equal to .25% of the value of each share sold, and for each year thereafter, quarterly, in an amount equal to .25% annually of the average daily net asset value of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund, and (2) a service fee payable for the first year, initially, and for each year thereafter, quarterly, in an amount equal to .25% annually of the average daily net asset value of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund.

    NASD Rules limit the aggregate amount that the Fund may pay annually in distribution costs for the sale of its Class C shares to 6.25% of gross sales of Class C shares since the inception of the Class C Distribution Plan, plus interest at the prime rate plus 1% on such amount (less any contingent deferred sales charges paid by Class C shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to apply or accrue distribution charges incurred in connection with the Class C Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Fund. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

    The Fund's Class C Distribution Plan may be terminated at any time by vote of its directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding Class C shares. In the event the Class C Distribution Plan is terminated, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Fund makes no payments in connection with the sale of their Class C shares other than the distribution fee paid to the Distributor.

CALCULATION AND WAIVER OF CONTINGENT DEFERRED SALES CHARGES -- Any contingent deferred sales charge imposed upon redemption of Class A shares (purchased in an amount of $1,000,000 or more), and Class B shares or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or
(2) the net cost of such shares. No contingent deferred sales charge is imposed upon redemption of amounts derived from (1) increases in the value above the net cost of such shares due to increases in the net asset value per share of the Fund; (2) shares acquired through reinvestment of income dividends and capital gain distributions; (3) Class A shares (purchased in an amount of $1,000,000 or more) or Class C shares held for more than one year; or (4) Class B shares held for more than five years. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

    The contingent deferred sales charge is waived: (1) following the death of a shareholder if redemption is made within one year after death; (2) upon the disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a stockholder prior to age 65 if redemption is made within one year after the disability, provided such disability occurred after the stockholder opened the account; (3) in connection with required minimum distributions in the case of an IRA, SAR-SEP or Keogh or any other retirement plan qualified under section 401(a), 401(k) or 403(b) of the Code; and (4) in the case of distributions from retirement plans qualified under section 401(a) or 401(k) of the Internal Revenue Code due to (i) returns of excess contributions to the plan, (ii) retirement of a participant in the plan, (iii) a loan from the plan (repayment of loans, however, will constitute new sales for purposes of assessing the contingent deferred sales charge), (iv) "financial hardship" of a participant in the plan, as that term is defined in Treasury Regulation section 1.401(k)1(d)(2), as amended from time to time, (v) termination of employment of a participant in the plan, (vi) any other permissible withdrawal under the terms of the plan.

CONFIRMATIONS AND STATEMENTS -- Certain transactions may be confirmed on a quarterly basis including systematic withdrawals, automatic purchases and reinvested dividends.

PURCHASES AT NET ASSET VALUE

    Class A shares of the Fund may be purchased at net asset value by (1) directors, officers and employees of the Fund, the Fund's Administrator or Distributor; directors, officers and employees of Security Benefit Life Insurance Company and its subsidiaries; agents licensed with Security Benefit Life Insurance Company; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews; (2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above;
(3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and minor children) of broker/dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund.

    Class A shares of the Fund may also be purchased at net asset value when the purchase is made on the recommendation of (i) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (ii) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed. The Distributor must be notified when a purchase is made that qualifies under this provision.

PURCHASING SHARES THROUGH PLANS

Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan Participants. Plan Participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to the Administrator.

PURCHASING SHARES THROUGH TSA ACCOUNTS AND IRAS

Shares may be purchased through a TSA Account or an IRA established with the Security Funds by calling the Distributor at 1-800-888-2461. Alternatively, Shares may be purchased through a TSA Account or an IRA established with an authorized investment dealer or other financial intermediary that has a selling agreement with the Distributor (collectively referred to as "Investment Dealers").

    For information regarding opening a TSA Account or an IRA account, call the Distributor at 1-800-888-2461 or contact your Investment Dealer, or address a written request to:

                           Security Distributors, Inc.
                           P.O. Box __________________
                           Topeka, KS ________________

HOW TO REDEEM SHARES

A Shareholder may redeem shares at the net asset value next determined after the time when such shares are tendered for redemption, less any applicable deferred sales charge and Redemption Fee.

    Shares will be redeemed on request of the shareholder in proper order to the Fund's Administrator. A request is made in proper order by submitting the following items to the Administrator: (1) a written request for redemption signed by all registered owners exactly as the account is registered, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed; (2) a guarantee of all signatures on the written request or on the share certificate or accompanying stock power; (3) any share certificates issued for any of the shares to be redeemed; and (4) any additional documents which may be required by the Administrator for redemption by corporations or other organizations, executors, administrators, trustees, custodians or the like. Transfers of shares are subject to the same requirements. The signature guarantee must be provided by an eligible guarantor institution, such as a bank, broker, credit union, national securities exchange or savings association. A signature guarantee is not required for redemptions of $10,000 or less, requested by and payable to all shareholders of record for an account, to be sent to the address of record. The Transfer Agent reserves the right to reject any signature guarantee pursuant to its written procedures which may be revised in the future. To avoid delay in redemption or transfer stockholders having questions should contact the Administrator by calling 1-800-888-2461, extension 3127.

    Payment of the amount due on redemption, less any applicable deferred sales charge and Redemption Fee, will be made by check or by wire at the sole discretion of the Administrator, within seven days after receipt of the redemption request in proper order. If a wire transfer is requested, the Administrator must be provided with the name and address of the shareholder's bank as well as the account number to which payment is to be wired. Checks will be mailed to the shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the shares are registered), by certified or cashier's check, or by express mail, if requested, will be at a charge of $15, which will be deducted from the redemption proceeds.

    In addition to the foregoing redemption procedures, the Fund repurchases shares from broker/dealers at the price determined as of the close of business on the day such offer is confirmed. Dealers may charge a commission on the repurchase of shares.

    At various times, requests may be made to redeem shares for which good payment has not yet been received. Accordingly, payment of redemption proceeds may be delayed until such time as good payment has been collected for the purchase of the shares in question, which may take up to 15 days from the purchase date.

    Requests may also be made to redeem shares in an account for which the shareholder's tax identification number has been provided. To the extent permitted by law, the redemption proceeds from such an account will be reduced by $50 to reimburse for the penalty imposed by the Internal revenue Service for failure to report the tax identification number.

    The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities selected solely in the discretion of the Fund provided, however, that such "securities" shall not include Wrapper Agreements. The Fund intends to exercise this right under certain extraordinary conditions as determined by the Fund. To the extent that payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Please see the Fund's Statement of Additional Information for additional information concerning redemptions in kind.

REDEEMING SHARES OWNED THROUGH PLANS -- Redemption requests will be processed at the NAV per share next determined after a request for redemption is received in good order by the Administrator, less any applicable deferred sales charge. There will be no reduction of the NAV per Share for "Qualified Plan Redemptions," which are redemptions resulting from a Plan Participant's death, disability, retirement or termination of employment or to fund loans to, or "in service" withdrawals by, a Plan Participant, other than the possible assessment of a contingent deferred sales charge as described above. All other redemptions of Shares, including those to fund transfers to other Plan investment options, will be subject to the 3% Redemption Fee, if the Interest Rate Trigger is active. See "EXPENSE SUMMARY" and "Shareholder Transaction Expenses" above.

    The Fund and the Administrator reserve the right to require written verification of whether a redemption request is for a Qualified Plan Redemption in accordance with Plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all Shares redeemed within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date of payment at times when both the NYSE and the Fund's Administrator are closed, or under any emergency circumstances as determined by the SEC.

    The value of Shares at the time of redemption may be more or less than the Plan Participant's cost at the time of purchase, depending upon the then-current market value of the Fund's assets (its interest in the Portfolio). Plan Participants should consult with their Plan administrator and/or professional tax adviser with respect to the terms and conditions for withdrawal from, or redemption of their interests in, their respective Plans.

REDEEMING SHARES OWNED THROUGH TSA ACCOUNTS AND IRAS -- Redemption Requests by Owners of TSA Accounts and IRA Owners should be transmitted in accordance with procedures established by the Administrator. Requests for redemptions of Shares held through TSA Accounts and IRAs must be made in writing and describe the nature of the redemption in order to be deemed "in good order." Forms are available from the Security Funds Service Center at 1-800-888-2461 or from your Investment Dealer.

    Redemption requests initiated by Owners f TSA Accounts and IRA Owners will be processed at the NAV per Share next determined after a request for redemption is received in good order by the Transfer Agent, less any applicable deferred sales charge. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received in good order. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date of payment at times when both the NYSE and the Fund's Transfer Agent are closed, or under any emergency circumstances as determined by the SEC.

    The value of Shares at the time of redemption may be more or less than the investor's cost at the time of purchase, depending upon the then-current market value of the Fund's assets (its interest in the Portfolio). Consult with your Investment Dealer and/or professional tax adviser with respect to the terms and conditions for withdrawal of particular TSA Accounts and IRAs.

    Redemptions of Shares which are not Qualified TSA Redemptions or Qualified IRA Redemptions, as defined below, will be subject to the 3% Redemption Fee (in addition to any applicable deferred sales charge), if the Interest Rate Trigger is active. See "EXPENSE SUMMARY" and "Shareholder Transaction Expenses" above.

QUALIFIED TSA ACCOUNT REDEMPTIONS -- At any time, a redemption of Fund shares can be effected without assessment of the Redemption Fee, if such redemption is a "Qualified TSA Account Redemption." In general, amounts distributed to a taxpayer from a TSA Account prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific exception, are also subject to an additional 10% penalty tax. In general, rollovers from a TSA Account to an IRA and direct trustee-to-trustee transfers from a TSA Account to another TSA Account are not subject to tax. A "Qualified TSA Account Redemption" is a redemption made by an owner of a TSA Account that is not subject to any early withdrawal penalty tax, other than a rollover to an IRA or a direct trustee-to-trustee transfers ("Qualified Transfers"), unless the owner of the TSA Account or IRA Owner continues the investment of the transferred amount in the Fund.

    Owners of TSA Accounts requesting a redemption of Fund shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early withdrawal penalty tax and to identify the specific exception upon which he or she intends to rely. The information provided by the owner of the TSA Account will be reflected on the Form 1099-R issued to the owner and filed with the Internal Revenue Service in connection with the redemption, as well as forming the basis for redemption as a Qualified TSA Account Redemption. The Fund and/or the Transfer Agent may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to any penalty tax. If a qualified exception to the early withdrawal penalty, other than a Qualified Transfer, is not identified by the TSA Account owner, the Redemption Fee will be assessed on the redemption if the Interest Rate Trigger is active (unless the owner continues the investment of the Fund after the transfer). OWNERS OF TSA ACCOUNTS SHOULD CONSULT THEIR TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF ANY REDEMPTION.

    Some of the exceptions to the early withdrawal penalty taxes are described below. THIS DESCRIPTION IS INTENDED TO PROVIDE ONLY A BRIEF SUMMARY OF THE PRINCIPAL EXCEPTIONS TO THE ADDITIONAL TAX IMPOSED ON EARLY WITHDRAWALS UNDER THE CURRENT PROVISIONS OF THE CODE, WHICH MAY CHANGE FROM TIME TO TIME. THE FUND INTENDS TO CONFORM THE DEFINITION OF QUALIFIED TSA ACCOUNT REDEMPTIONS TO CHANGES IN APPLICABLE TAX LAWS; HOWEVER, THE FUND RESERVES THE RIGHT TO CONTINUE TO DEFINE QUALIFIED TSA ACCOUNT REDEMPTIONS BY REFERENCE TO CODE PROVISIONS NOW IN EFFECT OR OTHERWISE TO DEFINE SUCH PHRASE INDEPENDENTLY OF FUTURE CODE PROVISIONS.

    In general, the early withdrawal penalty tax imposed by the Code will not apply to the following types of distributions from a TSA Account and these will be treated as Qualified TSA Account Redemptions:

1. Distributions made on or after the date on which the TSA Account owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the TSA Account owner) on or after the death of the TSA Account owner;

3.  Distributions attributable to the TSA Account owner being disabled;

4. Distributions made to the TSA Account owner after separation from service after age 55;

5. Distributions to an alternate payee (e.g. a former spouse) pursuant to a qualified domestic relations order;

6. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the TSA Account owner, or the joint lives (or life expectancies) of the TSA Account owner and his or her designated beneficiary, after the TSA Account owner separates from service;

7. Distributions made to a TSA Account owner for medical care, but not in excess of the amount allowable as a medical expense deduction by the TSA Account owner on his or her tax return for the year;

8.  Distributions timely made to correct an excess contribution; and

9.  Distributions timely made to reduce an excess elective deferral.

QUALIFIED IRA REDEMPTIONS -- At any time, a redemption of Fund Shares can be effected without assessment of the Redemption Fee, if such redemption is a "Qualified IRA Redemption." In general, amounts distributed to a taxpayer from a Traditional IRA, SEP-IRA or SIMPLE IRA prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific exception, are also subject to an additional 10% penalty tax. (The penalty is increased to 25% for early withdrawals from SIMPLE IRAs that occur within two years of beginning participation.) Similar penalties apply to early withdrawals from Roth IRAs, Keogh plans and education IRAs. In general, rollovers from one IRA to another and direct trustee-to-trustee transfers from an IRA to another IRA (or in some cases to other types of qualified plans) are not subject to tax. In addition, conversions of Traditional IRAs to Roth IRAs are subject to income tax but are not subject to the early withdrawal penalty tax. A "Qualified IRA Redemption" is a redemption made by an IRA Owner to effect a distribution from his or her IRA account that is not subject to any early withdrawal penalty tax, other than IRA rollovers, direct trustee-to-trustee transfers and conversions of Traditional IRAs to Roth IRAs ("Qualified Transfers"), unless the IRA Owner continues the investment of the transferred amount in the Fund. IRA Owners requesting a redemption of Fund Shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early withdrawal penalty tax and to identify the specific exception upon which the IRA Owner intends to rely. The information provided by the IRA Owner will be reflected on the Form 1099-R issued to the IRA Owner and filed with the Internal Revenue Service in connection with the redemption as well as forming the basis for redemption as a Qualified IRA Redemption. The Fund and/or Transfer Agent may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to any penalty tax. If a qualified exception to the early withdrawal penalty other than a Qualified Transfer is not identified by the IRA Owner, the Redemption Fee will be assessed on the redemption if the Interest Rate Trigger is active (unless shares of the Fund are transferred). IRA OWNERS SHOULD CONSULT THEIR TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF ANY REDEMPTION.

    Some of the exceptions to the early withdrawal penalty taxes are described below. THIS DESCRIPTION IS INTENDED TO PROVIDE ONLY A BRIEF SUMMARY OF THE PRINCIPAL EXCEPTIONS TO THE ADDITIONAL TAX IMPOSED ON EARLY WITHDRAWALS UNDER THE CURRENT PROVISIONS OF THE CODE, WHICH MAY CHANGE FROM TIME TO TIME. THE FUND INTENDS TO CONFORM THE DEFINITION OF QUALIFIED IRA REDEMPTIONS TO CHANGES IN APPLICABLE TAX LAWS; HOWEVER, THE FUND RESERVES THE RIGHT TO CONTINUE TO DEFINE QUALIFIED IRA REDEMPTIONS BY REFERENCE TO CODE PROVISIONS NOW IN EFFECT OR OTHERWISE TO DEFINE SUCH PHRASE INDEPENDENTLY OF FUTURE CODE PROVISIONS.

TRADITIONAL IRAS, SEP-IRAS AND SIMPLE IRAS -- In general, the early withdrawal penalty tax imposed by the Code will not apply to the following types of distributions from a Traditional IRA, SEP-IRA or a SIMPLE IRA and these will be treated as Qualified IRA Redemptions:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3.  Distributions attributable to the IRA Owner's being disabled;

4. Distributions made to the IRA Owner to the extent such distributions do not exceed the amount of unreimbursed medical expenses allowed as a tax deduction;

5. Distributions to unemployed individuals to the extent such distributions do not exceed the amount paid for medical insurance for the IRA Owner, and his or her spouse and dependents;

6. Distributions to an IRA Owner to the extent such distributions do not exceed the qualified higher education expenses for the IRA Owner;

7. Distributions to an IRA Owner that are used to acquire a first home, and that meet the definition of "qualified first-time homebuyer distributions" under the Code; and

8. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the IRA Owner, or the joint lives (or life expectancies) of the IRA Owner and his or her designated beneficiary.

ROTH IRAS -- With respect to a Roth IRA, all "qualified distributions" are excluded from gross income and, therefore, from the early withdrawal penalty tax. In general, qualified distributions from a Roth IRA which will be treated as Qualified IRA Redemptions include:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3.  Distributions attributable to the IRA Owner's being disabled; and

4. Distributions to an IRA Owner that are used to acquire a first home, and that meet the definition of "qualified first-time homebuyer distributions" under the Code.

    However, a distribution will not be a qualified distribution, even if it otherwise meets the definition, if it is made within the 5-year period beginning with the first taxable year for which the IRA Owner made a contribution to the Roth IRA (or such person's spouse made a contribution to a Roth IRA established for the IRA Owner). Special rules apply with respect to certain types of rollovers.

    To the extent a distribution from a Roth IRA is not a qualified distribution, either because it does not meet the definition of a qualified distribution in the first instance, or because it is made within the five-year period described above, the portion of the distribution that represents earnings will be subject to tax under the Code, and will also be subject to the early withdrawal penalty tax. The same exceptions to the penalty tax that apply to Traditional IRAs will apply to nonqualified distributions from Roth IRAs.

    In the event of a nonqualified distribution from a Roth IRA, only the earnings in the account are subject to tax; contributions may be recovered tax-free (since no deduction is permitted for such contributions). Under the Code, distributions from Roth IRAs are considered to come first from contributions, to the extent that distributions do not exceed the total amount of contributions.

KEOGH PLANS -- In general, the early withdrawal penalty tax imposed by the Code will not apply to the following types of distributions from a Keogh plan:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3.  Distributions attributable to the IRA Owner's being disabled;

4.  Distributions  made to the IRA Owner after separation from service after age
    55;

5. Distributions to unemployed individuals to the extent such distributions do not exceed the amount of unreimbursed medical expenses allowed as a tax deduction;

6. Distributions to an alternate payee (e.g., a former spouse) pursuant to a qualified domestic relations order; and

7. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the IRA Owner, or the joint lives (or life expectancies) of the IRA Owner and his or her designated beneficiary.

EDUCATION IRAS -- Distributions from an education IRA are included in income unless the qualified higher education expenses of the designated beneficiary are equal to or greater than the amount of such distributions. In addition, certain special rules are provided that permit certain rollovers or changes in beneficiaries. Any distribution that is subject to tax under the Code is also subject to the early withdrawal penalty tax. Thus, in general, any distribution from an education IRA that exceeds the amount of qualified higher education expenses of the designated beneficiary will be subject to the early withdrawal penalty tax.

SHAREHOLDER AND FUND INFORMATION

INVESTOR SERVICES -- The Fund provides a variety of services to help you manage your account. Information Services Statements and reports that your Investment Dealer or the Administrator may send to you include the following:

* Confirmation statements (which may be sent quarterly for certain systematic transactions);

*  Account statements;

*  Financial reports (every six months)

    To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Dealer or the Security Funds Service Center at 1-800-888-2461 extension 3127 if you need additional copies of financial reports.

NET ASSET VALUE -- The NAV is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

    The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 3:00 p.m., Central time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

    Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

    Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at the NAV per Share and determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS -- The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").

    Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.

    The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Fund Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

    For example, if the Fund declares an Additional Distribution of $0.10 per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

TAX CONSIDERATIONS -- The Fund intends to qualify to be treated as a regulated investment company under the Code. As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

    For Owners of TSA Accounts, IRA Owners and Plan Participants, the dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. To the extent that distributions from a TSA, IRA or Plan are taxable, they are taxable as ordinary income. TSAs, IRAs and Plans are governed by a complex set of tax rules. Owners of TSA Accounts, IRA Owners and Plan Participants should consult with a professional tax adviser regarding the tax consequences associated with an investment in the Fund.

PERFORMANCE -- The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. In accordance with SEC regulations, Fund performance may be calculated with or without deduction of the maximum sales charge. However, any performance information shown without deduction of the sales charge would be lower if the sales charge had been deducted. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders.

    Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and its share of those expenses of the Portfolio.

EXPLANATION OF PERFORMANCE TERMS -- Total Return is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

    Yield refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

    In accordance with SEC regulations, the yield of the Fund (the "SEC Yield") shall be calculated on any determination date as follows:

                            2[((a-b)/c*d) + 1)^6 - 1]

a = Current income measured over a 30-day period

b = Expenses accrued during the same 30-day period

c = Average daily number of shares outstanding during the same 30-day period

d = Maximum offering price per share on the last day of the period.

    The "Annual Effective Yield of the Fund" is intended to represent one day's investment income expressed as an annualized yield and compounded annually. The Annual Effective Yield of the Fund shall be expressed as a percentage and calculated on each business day as follows based on the dividend declared for the previous day:

                   [(1 + PREVIOUS DAY'S DIVIDEND FACTOR)^365-1]
                   --------------------------------------------
                                  NAV Per Share

    EXAMPLE: If on March 1 the Fund's Dividend Factor is 0.00174163 and the Fund's NAV per share is $10, then the Fund's Annual Effective Yield for March 2 equals 6.56%.

    The "Annual Effective Yield of the Portfolio" is intended to represent the previous day's investment income of the Portfolio, expressed as an annualized yield and compounded annually.

    The "Annual Effective Yield of the Portfolio" shall be expressed as a percentage and calculated on each Business Day as follows based on the dividend declared for the previous day:

             [(1 + PREVIOUS DAY'S PORTFOLIO DIVIDEND FACTOR)^365-1]
             ------------------------------------------------------
                                  NAV Per Share

    Once the Interest Rate Trigger is active, it shall remain active every day until the Reference Index Yield is less than the Annual Effective Yield of the Portfolio plus 1.55%, at which time the Interest Rate Trigger becomes inactive on the following day and remains inactive every day thereafter until it becomes active again.

    EXAMPLE: If on March 1 the Portfolio's Dividend Factor is 0.00174163 and the Portfolio's NAV per share is $10, then the Portfolio's Annual Effective Yield for March 2 equals 6.56%.

    The Annual Effective Yield of the Portfolio is used in determining when the Interest Rate Trigger is active, as discussed in "Shareholder Fees," on page 4.

    Performance information or advertisements may include comparisons of the Shares' investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

    Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the value of the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, the Fund's administrator and Transfer Agent, Security Management Company, LLC ("SMC") may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund. In addition, Bankers Trust may have agreed to do the same with respect to the Portfolio. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

    TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT OF THE FUND

BOARDS OF DIRECTORS -- The Fund's business and affairs are governed by a Board of Directors. See "Management of the Fund" in the SAI for more information with respect to the Directors and officers of the Fund.

INVESTMENT ADVISER -- The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

    Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

THE INVESTMENT ADVISORY AGREEMENT -- The Investment Advisory Agreement provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.70% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.42% of this fee.

    Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Portfolio described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

PORTFOLIO MANAGEMENT -- ERIC KIRSCh (CFA), is a Managing Director and the Chief Investment Officer of the Structured Fixed Income Group at Bankers Trust in New York. In this capacity, he oversees over $15 billion of stable value and fixed income portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He has over ten years of investment experience relating to structured fixed income portfolios, and previous experience in Employee Benefit Trust Administration. Mr. Kirsch joined Bankers Trust in 1980.

    LOUIS R. D'ARIENZO is a Vice President and a portfolio manager of the Structured Fixed Income Group at Bankers Trust in New York, where he is responsible for managing Structured Fixed Income accounts. He has managed the Fixed Income Securities of the Portfolio since its inception. Mr. D'Arienzo has 17 years of trading and investment experience in structured portfolios, quantitative analysis of fixed income and derivative securities. Mr. D'Arienzo joined Bankers Trust in 1981.

    JOHN D. AXTELL, JR. is a Principal and a Stable Value portfolio manager at Bankers Trust in New York, where he is responsible for the portfolio management and trading activities relating to Stable Value Investments for client portfolios. He previously managed $2 billion in Structured Bond Portfolios for four years. Mr. Axtell is a former fixed income portfolio strategist at Drexel Burnham Lambert, Inc. and has prior experience as Systems Engineer at Hewlett Packard. Mr. Axtell joined Bankers Trust in 1990.

    Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ADMINISTRATOR -- Under an Administration Services and Transfer Agency Agreement with Security Income Fund, Security Management Company, LLC ("SMC" or the "Administrator") is responsible for calculating the Fund's NAV and for performing the bookkeeping, accounting and transfer agency function for the Fund. This Agreement provides for the Fund to pay SMC a fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. For its transfer agency services SMC receives $8 per account and $1 per dividend and other transactions. SMC is a limited liability company organized under the laws of the State of Kansas and is owned by its member firms, Security Benefit Life Insurance Company and Security Benefit Group, Inc. SMC's principal offices are located at 700 SW Harrison, Topeka, Kansas 66636-0001.

    Under a Sub-Accounting Agreement between SMC and Bankers Trust, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $14,000 per year.

    Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

    Under an Administration and Services and Transfer Agency Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor, at Bankers Trust's expense.

    Subject to certain conditions, SMC may, out of its own resources, make ongoing payments to brokerage firms, plan administrators and fiduciaries, financial institutions (including banks) and other entities for certain services provided to the Fund and/or shareholders.

DISTRIBUTOR -- Security Distributors, Inc., as distributor, serves as the Fund's principal underwriter. Security Distributors, Inc. is a registered broker/dealer and is a wholly-owned subsidiary of Security Benefit Group, Inc. Its principal offices are at 700 SW Harrison, Topeka, Kansas 66636-0001.

CUSTODIAN -- UMB Bank, n.a. acts as custodian for the assets of the Fund. Bankers Trust acts as custodian for the assets of the Portfolio under the Administration and Services Agreement with the Trust. It is not separately compensated for this service and may, at its own expense, delegate certain services to other qualified entities.

YEAR 2000 COMPLIANCE -- Like other mutual funds, as well as other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Administrator, Bankers Trust, and other service providers, in performing their management and administrative functions do not properly process and calculate date-related information and data before, during and after January 1, 2000. Some computer software and hardware systems currently cannot distinguish between the year 2000 and the year 1900 or some other date because of the way date fields were encoded. This is commonly known as the "Year 2000 Problem." If not addressed, the Year 2000 Problem could impact the management, transfer agency, accounting, custody and other services provided to the Fund by the Administrator, Bankers Trust and other service providers.

    The Administrator has adopted a plan to be "Year 2000 Compliant" with respect to both its internally built systems as well as systems provided by external vendors. The Administrator considers a system "Year 2000 Compliant" when it is able to correctly process, provide and/or receive data before, during and after the Year 2000. The Administrator's overall approach to addressing the Year 2000 Problem is as follows: (1) to inventory its internal and external hardware, software, telecommunications and data transmissions to customers and conduct a risk assessment with respect to the impact that a failure of any such system would have on its business operations; (2) to modify or replace its internal systems and obtain vendor certifications of Year 2000 compliance for systems provided by vendors or replace such systems that are not Year 2000 Compliant; and (3) to implement and test its systems for Year 2000 compliance. The Administrator has completed the inventory of its internal and external systems and has made substantial progress toward completing the modification/replacement of its internal systems, as well as towards obtaining Year 2000 Compliant certifications from its external vendors. Overall systems testing is scheduled to commence in December 1998 and is scheduled to extend into the first six months of 1999. In addition, the Fund has been informed by Bankers Trust that it is working both internally and with its business partners and service providers to address the Year 2000 Problem.

    Although the Administrator has taken steps to ensure that its systems will function properly before, during and after the Year 2000, its key operating systems and information sources are provided by or through external vendors which creates uncertainty to the extent the Administrator is relying on the assurance of such vendors as to whether their systems will be Year 2000 Compliant. The costs or consequences of incomplete or untimely resolution of the Year 2000 issue are unknown to the Administrator at this time but could have a material adverse impact on the operations of the Fund, the Administrator and Bankers Trust.

    The Year 2000 Problem is also expected to impact operating companies, which may include issuers of portfolio securities held by the Portfolio, to varying degrees based upon various factors, including, but not limited to, the company's industry sector and degree of technological sophistication. The Fund and Bankers Trust are unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Portfolio and, indirectly, on the value of the Fund's shares.

EXCHANGE PRIVILEGE -- Shareholders who own shares of the Fund may exchange those shares for shares of another of the series of Security Income Fund or for shares of other mutual funds distributed by the Distributor (the "Security Funds"). Exchanges may be made, only in those states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee is presently imposed on such an exchange. Class A, Class B and Class C shares of the Fund may be exchanged for Class A, Class B and, if applicable, Class C shares, respectively, of another Security Fund. Any applicable contingent deferred sales charge will be calculated from the date of the initial purchase. Exchanges of Class A shares are made at net asset value without a front-end sales charge. A Redemption Fee may be assessed on an exchange from the Security Capital Preservation Fund to another Security Fund if the Interest Rate Trigger is active.

    For tax purposes, an exchange is a sale of shares which may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after the exchanged shares were acquired.

    Exchanges are made upon receipt of a properly completed Exchange Authorization form. This privilege may be changed or discontinued at any time at the discretion of the management of the Fund upon 60 days' notice to shareholders. A current prospectus of the Security Fund into which an exchange is made will be given to each shareholder exercising this privilege.

ADDITIONAL INFORMATION ABOUT THE FUND

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Security Income Fund organized under the laws of the State of Kansas on September 9, 1970. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

    The  Fund  and  the  Trust  each  reserves  the  right  to  add   additional
series/subtrusts in the future.

    The Articles of Incorporation of Security Income Fund provides for the issuance of an indefinite numberof shares of capital stock in one or more classes or series.

    Security Income Fund has authorized capital stock of $1.00 par value. Its shares are currently issued in eight series, Corporate Bond Fund, Limited Maturity Bond Fund, U.S. Government Fund, High Yield Fund, Emerging Markets Total Return Fund, Global Asset Allocation Fund, Global High Yield Fund and the Capital Preservation Fund. The shares of each series represent a pro rata beneficial interest in that series' net assets and in the earnings and profits or losses derived from the investment of such assets.

    Security Income Fund currently issues two classes of shares for each of its eight series, except Capital Preservation Fund which offers three classes of shares. Each class of shares participates proportionately based on their relative net asset values in dividends and distributions and have equal voting, liquidation and other rights except that (i) expenses related to the distribution of each class of shares or other expenses that the Board of Directors may designate as class expenses from time to time, are borne solely by each class; (ii) each class of shares has exclusive voting rights with respect to any Distribution Plan adopted for that class; (iii) each class has different exchange privileges; and (iv) each class has a different designation.

    When issued and paid for, the Fund's shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as described above under "Exchange Privilege," but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and assignable and have cumulative voting privileges for the election of directors.

    On certain matters, such as the election of directors, all shares of each series of Income Fund vote together, with each share having one vote. Under certain circumstances, the shareholders of one series of Security Income Fund could control the outcome of these votes. On other matters affecting a particular series, such as the fundamental investment policies, only shares of that series are entitled to vote, and a majority vote of the shares of that series is required for approval of the proposal.

    The Fund does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove directors from office by votes cast in person or by proxy at a meeting of shareholders. Such a meeting will be called at the written request of the holders of 10% of Security Income Fund's outstanding shares.

    Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Fund. As with Security Income Fund, the investors in one or more subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

    The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (e.g., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Directors of the Fund believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

SHAREHOLDER INQUIRIES -- Shareholders who have questions concerning their account or wish to obtain additional information may write to the Security Funds at 700 SW Harrison Street, Topeka, Kansas 66636-0001, or call (785) 431-3127 or 1-800-888-2461, extension 3127.

INFORMATION CONCERNING THE MASTER FEEDER FUND STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator of the Portfolio, at 1-800-677-7596.

    The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Fund's votes on the Portfolio's matters; the Fund's votes representing Fund shareholders not voting will be voted by the Directors or officers of the Fund in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Directors of Security Income Fund (the "Fund Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Fund Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

DEFINITIONS OF SECURITIES PURCHASED BY THE PORTFOLIO

ASSET-BACKED SECURITIES -- Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

    Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

COLLATERALIZED MORTGAGE OBLIGATIONS -- CMOs are mortgage-backed bonds that separate mortgage pools into different classes, called tranches. Tranches pay different rates of interest and can mature in a few months, or in as long as 20 years. Issued by the Federal Home Loan Mortgage Corporation (Freddie Mac) and private issuers, CMOs are usually backed by government-guaranteed or other top-grade mortgages and have AAA ratings. In return for a lower yield, CMOs provide investors with increased security throughout the life of their investment compared to purchasing a whole mortgage-backed security. Even so, if mortgage rates drop sharply, causing a flood of refinancings, prepayment rates will soar and CMO tranches will be repaid before their expected maturity. See also REMICs, below.

MORTGAGE-BACKED SECURITIES -- The Portfolio may purchase mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

    Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS -- REMICs are pass-through vehicles created under the tax reform act of 1986 to issue multiclass mortgage-backed securities. REMICs may be organized as corporations, partnerships or trusts. Interests in REMICs may be senior or junior, regular (DEBT INSTRUMENTS) or residual (equity interests). CMOs (described above) normally have AAA bond ratings, whereas REMICs represent a range of risk levels.

REPURCHASE AGREEMENTS -- In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS -- In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

RULE 144A SECURITIES -- Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

SHORT-TERM INVESTMENTS -- The Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.

U.S. GOVERNMENT SECURITIES -- U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.

OTHER U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES -- Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES -- The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

    In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES -- Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

ZERO COUPON SECURITIES -- Zero Coupon Securities including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

REDUCED SALES CHARGES

CLASS A SHARES -- Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Security Funds.

    For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or a Statement of Intention, the term "Purchaser" includes the following persons: an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

RIGHTS OF ACCUMULATION -- To reduce sales charges on purchases of Class A shares of a Fund, a Purchaser may combine all previous purchases of the Funds with a contemplated current purchase and receive the reduced applicable front-end sales charge. The Distributor must be notified when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

    Rights of accumulation also apply to purchases representing a combination of the Class A shares of the Funds, and other Security Funds, except Security Cash Fund, in those states where shares of the fund being purchased are qualified for sale.

STATEMENT  OF  INTENTION  -- A  Purchaser  may  choose  to sign a  Statement  of
Intention within 90 days after the first purchase to be included thereunder, which will cover future purchases of Class A shares of the Funds, and other Security Funds, except Security Cash Fund. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for purchases of $1 million or more) to become eligible for the reduced front-end sales charge applicable to the actual amount purchased under the Statement. Shares equal to five percent (5%) of the amount specified in the Statement of Intention will be held in escrow until the statement is completed or terminated. These shares may be redeemed by the Fund if the Purchaser is required to pay additional sales charges.

    A Statement of Intention may be revised during the 13-month (or, if applicable, 36-month) period. A Statement of Intention may be obtained from the Fund.

REINSTATEMENT PRIVILEGE -- Shareholders who redeem their Class A shares of the Funds have a one-time privilege (1) to reinstate their accounts by purchasing Class A shares without a sales charge up to the dollar amount of the redemption proceeds; or (2) to the extent the redeemed shares would have been eligible for the exchange privilege, to purchase Class A shares of another of the Security Funds, without a sales charge up to the dollar amount of the redemption proceeds. To exercise this privilege, a shareholder must provide written notice and a check in the amount of the reinvestment within thirty days after the redemption request; the reinstatement will be made at the net asset value on the date received by the Fund or the Security Funds, as appropriate.

ADDITIONAL INFORMATION ABOUT TSAS

TSA Accounts must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. TSA Accounts are subject to minimum distribution requirements such that an employees interest in a TSA Account must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which they employee reaches age 70 1/2 or retires.

    TSA Accounts may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a TSA Account must be nonforfeitable. Numerous limitations apply to the amount of contributions that may be made to a TSA Account. The applicable limit will depend upon, among other things, whether the TSA Account is purchased with employer or employee contributions.

    Amounts used to purchase a TSA Account generally are excludable from the taxable income of the employee. As a result, all distributions from such accounts are normally taxable in full as ordinary income to the employee.

    TSA Accounts must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) terminates employment, (iii) dies; (iv) becomes disabled; or (v) incurs financial hardship (earnings may not be distributed in the event of hardship).

TYPES OF INDIVIDUAL RETIREMENT ACCOUNTS

TRADITIONAL IRAS -- If you are under age 70 1/2, and you (or if you file a joint return, your spouse) have taxable compensation, you may set up a Traditional IRA and make annual IRA contributions of up to $2,000, or 100% of your taxable compensation, whichever is less. Taxable income includes wages, salaries, and other amounts reported in box 1 of Form W-2, as well as earnings from self-employment. If you file a joint return and your taxable compensation is less than that of your spouse, you may make annual contributions to a Traditional IRA equal to the lesser of $2,000, or the sum of (i) your taxable compensation and (ii) the taxable compensation of your spouse, reduced by the amount of his or her IRA deduction for the year.

    Amounts contributed to a Traditional IRA generally are deductible for federal income tax purposes. However, if you were covered by an employer retirement plan, the amount of your contribution to a Traditional IRA that you may deduct will be reduced or eliminated if your modified adjusted gross income exceeds certain amounts (currently $50,000 for a married couple filing a joint return and $30,000 for a single taxpayer). If your spouse is covered by an employer retirement plan but you are not, you may be able to deduct your contributions to a Traditional IRA; however, the deduction will be reduced or eliminated if your adjusted gross income on a joint return exceeds $150,000. Even if your ability to deduct contributions to a Traditional IRA is limited, you may still make contributions up to the limits described above.

    In general, you may also make a contribution to a Traditional IRA by "rolling over" all or a portion of a distribution you receive from a qualified retirement plan (such as a pension or profit-sharing plan or a 401(k) plan) or another Traditional IRA. Amounts distributed from a Traditional IRA and eligible rollover distributions from qualified retirement plans will not be includible in income if they are contributed to a Traditional IRA in a rollover transaction which meets certain conditions; however, a federal withholding tax may be imposed on such distributions. Consult your tax adviser for complete details on Traditional IRAs.

ROTH IRAS -- Regardless of your age, you may be able to establish a Roth IRA. Contributions to Roth IRAs are not deductible for federal income tax purposes. However, if all of the applicable requirements are met, earnings in the account accumulate tax free, and all withdrawals are also tax free. Generally, you may contribute up to $2,000 annually to a Roth IRA; however, your ability to contribute to a Roth IRA will be reduced or eliminated if your adjusted gross income exceeds certain amounts (currently $150,000 for a married couple filing a joint return and $95,000 for a single taxpayer). In addition, if you make contributions to both a Traditional IRA and a Roth IRA, your contribution limit for the Roth IRA will be reduced by the amount of the contribution you make to the Traditional IRA.

    If certain requirements are met, and (i) your modified adjusted gross income is not more than $100,00, and (ii) you are not married and filing a separate tax return, you can roll over amounts from a Traditional IRA to a Roth IRA. The amount rolled over generally will be included in your taxable income; however, if you roll over from a Traditional IRA to a Roth IRA before 1999, you may elect to have the taxable amount included in your income ratably over a four-year period. You may also roll over amounts from one Roth IRA to another Roth IRA. Consult your professional tax adviser for complete details on Roth IRAs.

SEP-IRAS -- SEP-IRAs are IRAs that are created in connection with a simplified employee pension ("SEP") established and maintained by a self-employed individual, a partnership or a corporation. SEP-IRAs must be created for each qualifying employee of the employer that establishes a SEP. In general, a qualifying employee is an employee who has: (i) reached the age of 21; and (ii) worked for the employer at least three out of the past five years. Each SEP-IRA is owned by the employee for whom it is created; assets of a SEP are not pooled together.

    SEPs must provide for discretionary employer contributions. In other words, employers are not required to make contributions to SEP-IRAs each year, but if they do make contributions for any year, the contributions must be based on a specific allocation formula set forth in the SEP, and must not discriminate in favor of highly compensated employees.

    Contributions to SEP-IRAs generally are deductible by the employer, subject to certain limitations. Contributions to SEP-IRAs of self-employed individuals are subject to certain additional limitations.

    SEP-IRAs generally are subject to the same distribution and rollover rules that apply to Traditional IRAs.

SIMPLE IRAS -- In general, a SIMPLE plan may be established by any employer, including a sole proprietorship, partnership or corporation, with 100 or fewer employees, and must be the only retirement plan maintained by the employer.

    Under a SIMPLE plan using SIMPLE IRAs, a SIMPLE IRA is created for each eligible employee which, in general, includes all employees who received at least $5,000 in compensation during any two years preceding the year for which eligibility is being determined (i.e., the current year) and is reasonably expected to earn at least $5,000 during the current year. As with SEP-IRAs, SIMPLE IRAs are individual accounts owned by each eligible employee.

    Under a SIMPLE IRA plan, eligible employees can elect to contribute a portion of their salary to their SIMPLE IRA. (These contributions are referred to as "elective deferrals.") Elective deferrals are based on a stated percentage of the employee's compensation, and are limited to $6,000 per year (indexed for inflation). Elective deferrals are included in employees' gross income only for Social Security and Medicare tax purposes (i.e., they are not included in wages for federal income tax purposes).

    In addition to elective deferrals by employees, under a SIMPLE IRA plan, employers must make either: (i) matching contributions equal to each employee's elective deferral, up to a maximum of 3% of the employee's compensation, or (ii) nonelective contributions of 2% of compensation for each eligible employee (subject to certain limits). Employer contributions to SIMPLE IRAs are excluded from employees' gross income and are deductible by the employer.

    SIMPLE IRAs generally are subject to the same distribution and rollover rules that apply to Traditional IRAs. However, a rollover from a SIMPLE IRA to a Traditional IRA can be made tax free only after the employee has participated in the SIMPLE IRA plan for at least two years.

KEOGH PLANS -- Keogh plans are qualified retirement plans established by sole proprietors or partnerships. As with other qualified retirement plans, in general, contributions to Keogh plans are deductible, and neither such contributions nor the investment earnings thereon are subject to tax until they are distributed by the plan.

    A number of different types of plans may qualify as Keogh plans. In certain circumstances, Keogh plans may provide greater tax advantages than other types of retirement plans. However, Keogh plans must satisfy a number of complex rules, including minimum participation requirements, under which certain employees must be covered by the plan, and in some cases, minimum funding requirements. Professional assistance generally is required to establish and maintain a Keogh plan.

EDUCATION IRAS -- An education IRA is a trust or custodial account created for the purpose of paying the qualified higher education expenses of a designated beneficiary, i.e., a child under the age of 18 at the time of the contributions. In general, qualified higher education expenses include expenses for tuition, fees, books, supplies and equipment required for the designated beneficiary of the Education IRA to attend an eligible educational institution, which includes essentially all accredited post secondary educational institutions. Any individual may make contributions to an education IRA so long as his or her modified adjusted gross income is less than $110,000 ($160,000 for married taxpayers filing jointly). The maximum total contributions that may be made to education IRAs for each child is $500 per year. Generally, amounts may be rolled over from an education IRA to another education IRA established for the same beneficiary or for certain members of the beneficiary's family. Beneficiaries may make tax free withdrawals from education IRAs to pay qualified higher education expenses. Other withdrawals generally will be subject to tax. Consult your professional tax adviser for complete details on Education IRAs.

--------------------------------------------------------------------------------

SECURITY INCOME FUND
   *   CAPITAL PRESERVATION SERIES




STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1999
RELATING TO THE PROSPECTUS DATED May 1, 1999,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
(785) 431-3127
(800) 888-2461

--------------------------------------------------------------------------------

FUND ADMINISTRATOR
  Security Management Company, LLC
  700 SW Harrison Street
  Topeka, Kansas 66636-0001

DISTRIBUTOR
  Security Distributors, Inc.
  700 SW Harrison Street
  Topeka, Kansas 66636-0001

CUSTODIAN
  UMB Bank, N.A.
  928 Grand Avenue
  Kansas City, Missouri 64106

INDEPENDENT AUDITORS
  Ernst & Young LLP
  One Kansas City Place
  1200 Main Street
  Kansas City, Missouri 64105-2143

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................    3
  Investment Objective.....................................................    3
  Investment Policies......................................................    3
    SHORT-TERM INSTRUMENTS.................................................    3
    CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES.......................    3
    COMMERCIAL PAPER.......................................................    4
    MORTGAGE-AND ASSET-BACKED SECURITIES...................................    4
    ZERO-COUPON SECURITIES.................................................    4
    WRAPPER AGREEMENTS.....................................................    4
    ILLIQUID SECURITIES....................................................    5
    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES............................    6
    ADDITIONAL U.S. GOVERNMENT OBLIGATIONS.................................    6
    LOWER-RATED DEBT SECURITIES ("JUNK BONDS").............................    6
    FUTURES CONTRACTS AND OPTIONS AND FUTURES CONTRACTS - GENERAL..........    7
    FUTURES CONTRACTS......................................................    7
    OPTIONS ON FUTURES CONTRACTS...........................................    8
    OPTIONS ON SECURITIES..................................................    9
    GLOBAL ASSET ALLOCATION ENHANCEMENT....................................   10
  Rating Services..........................................................   12
  Investment Restrictions..................................................   12
    FUNDAMENTAL RESTRICTIONS...............................................   12
    NON-FUNDAMENTAL RESTRICTIONS...........................................   13
  Portfolio Transactions and Brokerage Commissions.........................   13
PERFORMANCE INFORMATION....................................................   14
  Standard Performance Information.........................................   14
    YIELD..................................................................   14
    TOTAL RETURN...........................................................   14
    PERFORMANCE RESULTS....................................................   15
  Comparison of Fund Performance...........................................   15
  Economic and Market Information..........................................   15
VALUATION OF ASSETS; REDEMPTIONS IN KIND...................................   15
QUALIFIED REDEMPTIONS......................................................   16
  Traditional IRAs, SEP-IRAs and SIMPLE IRAs...............................   18
  Roth IRAs................................................................   18
  Keogh Plans..............................................................   18
  Education IRAs...........................................................   19
MANAGEMENT OF THE FUND AND TRUST...........................................   19
  Directors and Officers of Security Income Fund...........................   19
  Trustees of BT Investment Portfolios.....................................   20
  Officers of BT Investment Portfolios.....................................   20
  Security Income Fund Director Compensation Table.........................   21
  BT Investment Portfolio Trustee Compensation Table.......................   21
  Investment Adviser.......................................................   21
  Administrator............................................................   22
  Custodian................................................................   22
  Banking Regulatory Matters...............................................   23
  Independent Accountants..................................................   23
ORGANIZATION OF SECURITY INCOME FUND.......................................   23
ORGANIZATION OF THE TRUST..................................................   23
TAXATION...................................................................   24
  Taxation of the Fund.....................................................   24
  Taxation of the Portfolio................................................   24
  Other Taxation...........................................................   25
  Foreign Withholding Taxes................................................   25
FINANCIAL STATEMENTS.......................................................   26
APPENDIX...................................................................   27
  Description of Moody's Corporate Bond Ratings............................   27
  Description of S&P's Corporate Bond Ratings..............................   27
  Duff & Phelps' Long-Term Debt Ratings....................................   28
  Description of Moody's Short-Term Ratings................................   28
  Description of S&P Short-Term Issuer Credit Ratings......................   29
  Description of Duff & Phelps' Commercial Paper Ratings...................   29
  Description of Moody's Insurance Financial Strength Ratings..............   29
  Description of S&P Claims Paying Ability Rating Definitions..............   30
  Duff & Phelps' Claims Paying Ability Ratings.............................   30

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

   Security Capital Preservation Fund (the "Fund") is a separate series of Security Income Fund, an open-end, management investment company (mutual fund) of the series type, offering shares of the Fund ("Shares") as described herein.

   As described in the Fund's Prospectus, the Fund seeks to achieve its investment objective by investing all its net investable assets (the "Assets") in BT PreservationPlus Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a separate subtrust of BT Investment Portfolios, a New York master trust fund (the "Portfolio Trust").

   Because the investment characteristics of the Fund correspond directly to those of the Portfolio (in which the Fund invests all of its assets), the following is a discussion of the various investments of and techniques employed by the Portfolio. The Fund has been established to serve as an alternative investment to short-term bond funds and money market funds. In addition, since to date, there has been no comparable investment substitute for those individuals who are "rolling" assets over from the stable value or guaranteed investment contract ("GIC") option of their employee benefit plans (such as 401(k) plans), the Fund is designed to be that comparable alternative.

   Shares of the Fund are sold by Security Distributors, Inc., the Fund's distributor (the "Distributor"), solely to tax-sheltered annuity custodial accounts as defined in Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), individual retirement accounts as defined in Section 408 of the Code including "SIMPLE IRAs" and "SEP IRAs", Roth IRAs as defined in
Section 408A of the Code, education individual retirement accounts as defined in
Section 530 of the Code and "Keogh Plans" (sometimes collectively referred to herein as "IRAs"), and to employees investing through participant-directed employee benefit plans (each a "Plan" and together "Plans"). Shares are offered to Plans either directly, or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. Shares are also available to employee benefit plans which invest in the Fund through an omnibus account or similar arrangement.

   The Fund's Prospectus (the "Prospectus") is dated May 1, 1999. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Distributor at 1-800-888-2461 extension 3127. This Statement of Additional Information ("SAI"), which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and the Portfolio and should be read in conjunction with the Prospectus. This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings ascribed to them in the Prospectus.

INVESTMENT OBJECTIVE -- The investment objective of the Fund is a high level of current income while seeking to maintain a stable value per share. There can, of course, be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES -- The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Fund's investment in the Portfolio may be withdrawn at any time if the Board of Directors of Security Income Fund determines that it is in the best interests of the Fund to do so.

   The following is a discussion of the various investments of and techniques employed by the Portfolio.

   SHORT-TERM INSTRUMENTS. The Portfolio may hold short-term investments consisting of foreign and domestic (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of Bankers Trust Company, the Portfolio's investment adviser (the "Adviser"); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have an outstanding long-term debt rating of A or higher by Standard & Poor's Ratings Group ("S&P") or A-2 or higher by Moody's Investors Service, Inc. ("Moody's") or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

   CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

   COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

   For a description of commercial paper ratings, see the Appendix.

   MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of the mortgage- and asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, their yield. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

   In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

   The market for  privately  issued  mortgage- and  asset-backed  securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Collateralized mortgage obligation ("CMO") classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

   ZERO-COUPON SECURITIES. The Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. Zero coupon securities usually trade at a substantial discount from their face or par value. Zero coupon securities are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

   WRAPPER AGREEMENTS. Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating Wrapper Agreements of open-end maturity and hybrid Wrapper Agreements.

   Under a NON-PARTICIPATING WRAPPER AGREEMENT, the Wrapper Provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider whenever the Portfolio sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

   Under a PARTICIPATING WRAPPER AGREEMENT, the obligation of the Wrapper Provider or the Portfolio to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

   Under a HYBRID WRAPPER AGREEMENT, the obligation of the Wrapper Provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

   A FIXED-MATURITY WRAPPER AGREEMENT terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

   An EVERGREEN WRAPPER AGREEMENT has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.

   Wrapper  Providers  are  banks,   insurance  companies  and  other  financial
institutions. The number of Wrapper Providers has been increasing in recent years. As of April 1998, there were approximately fifteen Wrapper Providers rated in one of the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Assets per annum.

   In the event of the default of a Wrapper Provider, the Portfolio could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper
Provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of seeking to maintain a stable value per Share.

   With respect to payments made under the Wrapper Agreements between the Portfolio and the Wrapper Provider, some Wrapper Agreements, as noted in the Fund's prospectus, provide that payments may be due upon disposition of the Covered Assets, while others provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Portfolio Securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. Under the terms of most Wrapper Agreements, the Wrapper Provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Portfolio's investment objectives or limitations or to the nature of the Portfolio's operations. In such event, the Portfolio may be obligated to pay the Wrapper Provider termination fees equal in amount to the premiums that would have been due had the Wrapper Agreement continued through the predetermined period. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Portfolio's securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio and the Fund.

   For a description of Wrapper Provider ratings, see the Appendix.

   ILLIQUID SECURITIES. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

   In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

   The Securities and Exchange Commission (the "SEC") has adopted Rule 144A under the 1933 Act, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this rule and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

   The Adviser will monitor the liquidity of Rule 144A securities held by the Portfolio under the supervision of the Portfolio Trust Board. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with its custodian (Bankers Trust) a segregated account with liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.

   ADDITIONAL  U.S.  GOVERNMENT   OBLIGATIONS.   The  Portfolio  may  invest  in
obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credit of the issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association (the "GNMA"), the Farmers Home Administration and the Export-Import Bank.

   LOWER-RATED DEBT SECURITIES ("JUNK BONDS"). The Portfolio may invest in debt securities rated in the fifth and sixth long-term rating categories by S&P, Moody's and Duff & Phelps Credit Rating Company, or comparably rated by another NRSRO, or if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

   The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the availability of outside pricing services to value lower-rated debt securities and the Portfolio's ability to dispose of these securities.

   Since the risk of default is higher for lower-rated debt securities, Bankers Trust's research and credit analysis are an especially important part of managing securities of this type held by the Portfolio. In considering investments for the Portfolio, Bankers Trust will attempt to identify those issuers of high yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. Bankers Trust's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

   The Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of the Portfolio.

   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- GENERAL. The successful use of these instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on its ability to forecast interest rate movements correctly. If interest rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options thereon or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options thereon and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

   FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices, including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury bills. The Portfolio may also enter into futures contracts that are based on bonds issued by entities other than the U.S. government.

   At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and "variation margin" may be required (that is, the Portfolio may have to provide or may receive cash that reflects any decline or increase in the contract's value).

   At the time of delivery of securities pursuant to a futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

   Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the termination date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

   The purpose of the Portfolio's acquisition or sale of a futures contract is to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities held by the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the Portfolio's NAV from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

   Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts for the acquisition of debt securities may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of the underlying debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

   The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Bankers Trust may still not result in a successful transaction.

   In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if its investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

   OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase and write (sell) options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the option ("exercise price"), the Portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which will provide a partial hedge against any decline that may have occurred in its portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option net premium, which will provide a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio may incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, such losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates. The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

   The Portfolio Trust Board has adopted a restriction that the Portfolio will not enter into any futures contract or option on a futures contract if immediately thereafter the amount of margin deposits on all the futures contracts held by the Portfolio and premiums paid on outstanding options on its futures contracts (other than those entered into for BONA FIDE hedging purposes) would exceed 5% of the market value of the Portfolio's total assets.

   OPTIONS ON SECURITIES. The Portfolio may write (sell) covered call and put options on its portfolio securities ("covered options") to a limited extent in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options it writes. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is maintained by the Portfolio in cash, U.S. government securities and other high quality liquid securities in a segregated account with its custodian.

   When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the exercise price by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the net premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

   When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

   The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase the option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may enter into a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

   When the Portfolio writes an option, an amount equal to the net premium received is included in the liability section of its Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

   The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

   The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

   The Portfolio has adopted certain non-fundamental policies concerning option transactions that are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

   The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded if the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that will not be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

   The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. Bankers Trust will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio Board.

   GLOBAL ASSET ALLOCATION ENHANCEMENT. In connection with the GAA Strategy and in addition to the securities described above, the Portfolio may invest in indexed securities, futures contracts on securities indices, securities representing securities of foreign issuers (e.g. ADRs, GDRs and EDRs), options on stocks, options on futures contracts, foreign currency exchange transactions and options on foreign currencies. These are discussed below, to the extent not already described above.

   INDEXED SECURITIES. The indexed securities in which the Portfolio may invest include debt securities whose value at maturity is determined by reference to the relative prices of various currencies or to the price of a stock index. The value of such securities depends on the price of foreign currencies, securities indices or other financial values or statistics. These securities may be positively or negatively indexed; that is, their value may increase or decrease if the underlying instrument appreciates.

   FUTURES CONTRACTS ON SECURITIES INDICES. Futures contracts on securities indices provide for the making and acceptance of a cash settlement based upon changes in the value of an index of securities, and will be entered into by the Portfolio to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio, or as an efficient means of managing allocations between asset classes. A futures contract may also be entered into to close out or offset an existing futures position. The risks attendant to futures contracts on securities indices are similar to those of futures contracts, discussed above.

   SECURITIES REPRESENTING SECURITIES OF FOREIGN ISSUERS. The Portfolio's investments in the securities of foreign issuers may be made directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent, and while designed for use as alternatives to the purchase of the underlying securities in their national markets and currencies, are subject to the same risks as the foreign securities to which they relate.

   FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract obligates the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

   The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

   OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.

   There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

   As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve liquidity and credit risks which may not be present in the case of exchange traded currency options. The Portfolio's ability to terminate OTC options will be more limited than with exchange traded options. It is also possible that broker dealers participating in OTC options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC options and assets used to cover written OTC options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

   There can be no assurance that the use of these portfolio strategies will be successful.

RATING SERVICES -- The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Portfolio Trust Board. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.

INVESTMENT RESTRICTIONS -- The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (1) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or
(2) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Fund is requested to vote on a fundamental policy of the Portfolio, it will hold a meeting of the Fund's shareholders and will cast its vote as instructed by them. Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The Fund's votes representing Fund shareholders not voting will be voted by the Directors of Security Income Fund in the same proportion as the Fund shareholders who do, in fact, vote.

   None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its Assets in the Portfolio, the following discussion (though speaking only of the Portfolio) applies to the Fund as well.

   FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, the Portfolio may not:

1. Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Portfolio's total assets (taken at cost), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its total assets. The Portfolio may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

2. Underwrite securities issued by other persons except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling a portfolio security;

3. Make loans to other persons except (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

4. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for its portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

5. Concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry;

6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

7. Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

8.   Invest,  with respect to 75% of the Portfolio's total assets,  more than 5%
     of  its  total  assets  in  the  securities   (excluding  U.S.   government
     securities) of any one issuer.

   NON-FUNDAMENTAL RESTRICTIONS. In order to comply with certain statutes and policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed without shareholder approval):

(i) purchase any security or evidence of interest therein on margin, except that short-term credit necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

(ii) sell securities it does not own (short sales). (This restriction does not preclude short sales "against the box" (that is, sales of securities (a) the Portfolio contemporaneously owns or (b) where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold). The Portfolio has no current intention to engage in short selling);

(iii)purchase securities issued by any investment company except to the extent permitted by the 1940 Act (including any exemptions or exclusions therefrom), except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger; and

(iv) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Portfolio Board to be liquid).

   An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.

   The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS -- The Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures contracts and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including, to the extent and in the manner permitted by applicable law, the Adviser or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter.

   The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the
Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons. The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes (a) advice as to (i) the value of securities, (ii) the advisability of investing in, purchasing or selling securities, and (iii) the availability of securities or purchasers or sellers of securities and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients. Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio Trust Board may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions. The Adviser will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services. Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise. Although certain research, market or statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the Portfolio's management that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio. In certain instances there may be securities that are suitable for the Portfolio, as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated between (among) clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

PERFORMANCE INFORMATION

STANDARD PERFORMANCE INFORMATION -- From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

   YIELD. Yield refers to the income generated by an investment over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond mutual funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

   Performance information or advertisements may include comparisons of the Fund's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Fund's ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

   Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the securities held by the Portfolio and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which yield and total return may be provided, the Fund's administrator, Security Management Company, LLC, may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund, on a month-to-month basis. Bankers Trust may have agreed to do the same with respect to the Portfolio. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

   TOTAL RETURN. The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures that represent aggregate performance over a period or year-by-year performance.

   PERFORMANCE RESULTS. Any performance information provided for the Fund should not be considered as representative of its performance in the future, because the NAV and public offering price of Shares will vary based not only on the type, quality and maturities of the securities held by the Portfolio but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. Total return reflects the performance of both principal and income.

   Unless noted otherwise, the Fund's total return and average annual total return will reflect deduction of the maximum initial sales load in the case of Class A shares or the applicable deferred sales charge in the case of Class B and Class C shares. From time to time the Fund may include performance information in advertisements and sales literature without deduction of the sales charge, which, if deducted, would reduce the performance data quoted.

COMPARISON OF FUND PERFORMANCE -- Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

   In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: ASIAN WALL STREET JOURNAL, BARRON'S, BUSINESS WEEK,
CHANGING  TIMES,  THE KIPLINGER  MAGAZINE,  CONSUMER  DIGEST,  FINANCIAL  TIMES,
FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, INVESTOR'S DAILY, LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, MONEY, MORNINGSTAR INC., NEW YORK TIMES, PERSONAL INVESTING NEWS, PERSONAL INVESTOR, SUCCESS, U.S. NEWS AND WORLD REPORT, VALUELINE, WALL STREET JOURNAL, WEISENBERGER INVESTMENT COMPANIES SERVICES, WORKING WOMEN and WORTH.

ECONOMIC AND MARKET INFORMATION -- Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

VALUATION OF ASSETS; REDEMPTIONS IN KIND

Debt securities  (other than short-term debt obligations  maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost.

   Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

   The NAV per Share is calculated once on each Valuation Day as of the Valuation Time, which is currently 3:00 p.m., Central time, or if the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

   Pursuant to procedures adopted by the Portfolio Trust Board, the Wrapper Value generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, I.E., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determine that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

   The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (formerly Accounting Series Release No. 113) ("FRR 1"), which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the --

     type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

   The Adviser will value securities purchased by the Portfolio that are restricted as to resale or for which current market quotations are not readily available, including Wrapper Agreements, based upon all relevant factors as outlined in FRR 1.

   The Fund and the Portfolio each reserves the right, if conditions exist that make cash payments undesirable, or for other reasons, to honor any request for redemption or withdrawal, respectively, by making payment wholly or partly in Portfolio Securities (a "redemption in kind"). Such securities shall not include Wrapper Agreements, and shall be valued as they are for purposes of computing the Fund's or the Portfolio's NAV, as the case may be. If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting those securities into cash.

   The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind to a shareholder thereof, and therefore Fund shareholders that receive redemptions in kind will receive
Portfolio Securities of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised Security Income Fund that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

   Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each business day the Portfolio determines its NAV. At the close of business on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage effective for that day that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to a fraction (a) the numerator of which is the value of the investor's investment in the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on that day, and (b) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors therein. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

QUALIFIED REDEMPTIONS

At any time, a redemption of Fund Shares can be effected without assessment of the Redemption Fee described in "Shareholder Transaction Expenses" in the Prospectus, if such redemption is a "Qualified TSA Account Redemption," a "Qualified Plan Redemption" or a "Qualified IRA Redemption." "Qualified Plan Redemptions" are redemptions resulting from a Plan Participant's death, disability, retirement or termination of employment or to fund loans to, or "in
service"   withdrawals  by,  a  Plan  Participant.

   A "Qualified TSA Account Redemption" is a redemption made by an owner of a TSA Account to effect a distribution from his or her account that is not subject to the 10% penalty tax imposed by section 72(t), other than a rollover from a TSA Account to an IRA or other TSA Account and, direct trustee-to-trustee transfers, unless the owner continues the investment of the transferred amount in the Fund. In general, section 72(t) of the Code imposes a 10% penalty tax on any distribution received by a taxpayer who owns a TSA Account prior to the date on which the taxpayer reaches age 59 1/2, unless the distribution meets the requirements of a specific exception to the penalty tax. In general, rollovers from a TSA Account to an IRA, from one TSA Account to another and direct trustee-to-trustee transfers from one TSA Account to another TSA Account are not subject to tax. TSA Account owners requesting a redemption of Fund Shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to a penalty tax and, if not, to identify the specific exception upon which the owner intends to rely. The information provided by the owner will be reflected on the Form 1099-R issued to the owner and filed with the Internal Revenue Service in connection with the redemption as well as forming the basis for redemption as a Qualified TSA Account Redemption. The Fund may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to any penalty tax. TSA ACCOUNT OWNERS SHOULD CONSULT THEIR TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF ANY REDEMPTION.

   Some of the exceptions to the 10% penalty taxes are described below. This description is intended to provide only a brief summary of the principal exceptions to the additional tax imposed on early withdrawals under the current provisions of the Code, which may change from time to time. The Fund intends to conform the definition of Qualified TSA Account Redemptions to changes in applicable tax laws; however, the Fund reserves the right to continue to define Qualified TSA Account Redemptions by reference to Code provisions now in effect or otherwise to define such phrase independently of future Code provisions.

   In general, the early withdrawal penalty tax imposed by the Code will not apply to the following types of distributions from a TSA Account:

1. Distributions made on or after the date on which the TSA Account owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the TSA Account owner) on or after the death of the TSA Account owner;

3.   Distributions attributable to the TSA Account owner being disabled;

4. Distributions made to the TSA Account owner after separation from service after age 55;

5. Distributions to an alternate payee (e.g. a former spouse) pursuant to a qualified domestic relations order;

6. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the TSA Account owner, or the joint lives (or life expectancies) of the TSA Account owner and his or her designated beneficiary, after the TSA Account owner separates from service;

7. Distributions made to a TSA Account owner for medical care, but not in excess of the amount allowable as a medical expense deduction by the TSA Account owner on his or her tax return for the year;

8.   Distributions timely made to correct an excess contribution; and

9.   Distributions timely made to reduce an excess elective deferral.

   A "Qualified IRA Redemption" is a redemption made by an IRA Owner to effect a distribution from his or her IRA account that is not subject to the 10% penalty tax imposed by section 72(t) or 530(d), as applicable, other than IRA rollovers, direct trustee-to-trustee transfers and conversions of Traditional IRAs to Roth IRAs, unless the IRA Owner continues the investment of the transferred amount in the Fund. In general, section 72(t) of the Code imposes a 10% penalty tax on any distribution received by a taxpayer from a Traditional IRA, SEP-IRA or SIMPLE IRA prior to the date on which the taxpayer reaches age 59 1/2, unless the distribution meets the requirements of a specific exception to the penalty tax. Similar penalties apply to early withdrawals from Roth IRAs and Keogh Plans.
Section 530(d) as currently written, imposes a separate 10% penalty tax on distributions from an education IRA not used to pay qualified higher education expenses. In general, rollovers from one IRA to another and direct trustee-to-trustee transfers from an IRA to another IRA (or in some cases to other types of qualified plans) are not subject to tax. In addition, conversions of Traditional IRAs to Roth IRAs are subject to income tax but are not subject to the early withdrawal penalty tax. IRA Owners requesting a redemption of Fund Shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to a penalty tax and, if not, to identify the specific exception upon which the IRA Owner intends to rely. The information provided by the IRA Owner will be reflected on the Form 1099-R issued to the IRA Owner and filed with the Internal Revenue Service in connection with the redemption as well as forming the basis for redemption as a Qualified IRA Redemption. The Fund may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to any penalty tax. IRA OWNERS SHOULD CONSULT THEIR TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF ANY REDEMPTION.

   Some of the exceptions to the 10% penalty taxes are described below. This description is intended to provide only a brief summary of the principal exceptions to the additional tax imposed on early withdrawals under the current provisions of the Code, which may change from time to time. The Fund intends to conform the definition of Qualified IRA Redemptions to changes in applicable tax laws; however, the Fund reserves the right to continue to define Qualified IRA Redemptions by reference to Code provisions now in effect or otherwise to define such phrase independently of future Code provisions.

TRADITIONAL IRAS, SEP-IRAS AND SIMPLE IRAS -- In general, the 10% penalty tax imposed by section 72(t) of the Code will not apply to the following types of distributions from a Traditional IRA, SEP-IRA or SIMPLE IRA:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3. Distributions attributable to the IRA Owner's being disabled within the meaning of section 72(m)(7) of the Code;

4. Distributions made to the IRA Owner to the extent such distributions do not exceed the amount of unreimbursed medical expenses allowed as a deduction under section 213 of the Code;

5. Distributions to unemployed individuals to the extent such distributions do not exceed the amount paid for medical insurance as described in section 213(d)(1)(D) of the Code for the IRA Owner, and his or her spouse and dependents;

6. Distributions to an IRA Owner to the extent such distributions do not exceed the qualified higher education expenses, as defined in section 72(t)(7), for the IRA Owner;

7. Distributions to an IRA Owner that are used to acquire a first home, and that meet the definition of "qualified first-time homebuyer distributions" under section 72(t) (8) of the Code; and

8. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the IRA Owner, or the joint lives (or life expectancies) of the IRA Owner and his or her designated beneficiary.

ROTH IRAS -- With respect to a Roth IRA, all "qualified distributions" are excluded from gross income and, therefore, from the 10% penalty tax imposed by section 72(t). In general, qualified distributions from a Roth IRA include:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3. Distributions attributable to the IRA Owner's being disabled within the meaning of section 72(m)(7) of the Code; and

4. Distributions to an IRA Owner that are used to acquire a first home, and that meet the definition of "qualified first-time homebuyer distributions" under section 72(t) (8) of the Code.

   However, a distribution will not be a qualified distribution, even if it otherwise meets the definition, if it is made within the 5-year period beginning with the first taxable year for which the IRA Owner made a contribution to the Roth IRA (or such person's spouse made a contribution to a Roth IRA established for the IRA Owner). Special rules apply with respect to certain types of rollovers.

   To the extent a distribution from a Roth IRA is not a qualified distribution, either because it does not meet the definition of a qualified distribution in the first instance, or because it is made within the five-year period described in section 408A(d)(2)(B), the portion of the distribution that represents earnings will be subject to tax in accordance with section 72 of the Code, including the 10% penalty tax imposed under section 72(t). The same exceptions to the penalty tax that apply to Traditional IRAs will apply to nonqualified distributions from Roth IRAs.

   In the event of a nonqualified distribution from a Roth IRA, only the earnings in the account are subject to tax; contributions may be recovered tax-free (since no deduction is permitted for such contributions). Section 408A(d) provides that distributions from Roth IRAs are considered to come first from contributions, to the extent that distributions do not exceed the total amount of contributions.

KEOGH PLANS -- In general, the 10% penalty tax imposed by section 72(t) of the Code will not apply to the following types of distributions from a Traditional
IRA:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3. Distributions attributable to the IRA Owner's being disabled within the meaning of section 72(m)(7) of the Code;

4.   Distributions made to the IRA Owner after separation from service after age
     55;

5. Distributions to unemployed individuals to the extent such distributions do not exceed the amount of unreimbursed medical expenses allowed as a deduction under section 213 of the Code;

6. Distributions to an alternate payee (e.g., a former spouse) pursuant to a qualified domestic relations order; and

7. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the IRA Owner, or the joint lives (or life expectancies) of the IRA Owner and his or her designated beneficiary.

EDUCATION IRAS -- Distributions from an education IRA are included in income unless the qualified higher education expenses of the designated beneficiary are equal to or greater than the amount of such distributions. In addition, certain special rules are provided that permit certain rollovers or changes in beneficiaries. Any distribution that is subject to tax under section 530 is also subject to the 10% penalty tax imposed by section 530(d)(4). Thus, in general, any distribution from an education IRA that exceeds the amount of qualified higher education expenses of the designated beneficiary will be subject to the 10% penalty tax.

MANAGEMENT OF THE FUND AND TRUST

The Board of Directors of Security Income Fund and the Board of Trustees of the Portfolio Trust (collectively, the Directors) are each composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or the Portfolio, respectively. In addition, the Directors review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

   The Directors and officers of the Security Income Fund and the Portfolio Trust, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer and director of Security Income Fund is 700 Harrison Street, Topeka, Kansas 66636-0001 and the address of each officer of the Portfolio Trust is One South Street, Baltimore, Maryland 21202.

DIRECTORS AND OFFICERS OF SECURITY INCOME FUND --

JOHN D. CLELAND* (BIRTHDATE: MAY 1, 1936) -- President and Director of the Fund; Senior Vice President and Managing Member Representative, Security Management Company, LLC; Senior Vice President, Security Benefit Group, Inc. and Security Benefit Life Insurance Company.

DONALD A. CHUBB, JR.** (BIRTHDATE: DECEMBER 14, 1946) -- Director of the Fund; business broker, Griffith & Blair Realtors. Prior to 1997, President, Neon Tube Light Company, Inc. His address is 2222 SW 29th Street, Topeka, Kansas 66611.

PENNY A. LUMPKIN** (BIRTHDATE: AUGUST 20, 1939) -- Director of the Fund; Vice President, Palmer Companies, Inc. (Wholesalers, Retailers and Developers) and Bellaire Shopping Center (Leasing and Shopping Center Management); Secretary Treasurer, Palmer New, Inc. (Wholesale Distributors). Her address is 3616 Canterbury Town Road, Topeka, Kansas 66610.

MARK L. MORRIS, JR.** (BIRTHDATE: FEBRUARY 3, 1934) -- Director of the Fund; Retired Former General Partner, Mark Morris Associates (Veterinary Research and Education). His address is 5500 SW 7th Street, Topeka, Kansas 66606.

MAYNARD OLIVERIUS (BIRTHDATE: DECEMBER 18, 1943) -- Director of the Fund; President and Chief Executive Officer, Stormont-Vail HealthCare. His address is 1500 SW 10th Avenue, Topeka, Kansas 66604.

JAMES R. SCHMANK* (BIRTHDATE: FEBRUARY 21, 1953) -- Director and Vice President of the Fund; President and Managing Member Representative, Security Management Company, LLC; Senior Vice President, Security Benefit Group, Inc. and Security Benefit Life Insurance Company.

MARK E. YOUNG (BIRTHDATE: JANUARY 25, 1957) -- Vice President of the Fund; Vice President and Senior Economist, Security Management Company, LLC; Second Vice President, Security Benefit Group, Inc. and Security Benefit Life Insurance Company.

JANE A. TEDDER (BIRTHDATE: OCTOBER 1, 1942) -- Vice President of the Fund; Vice President and Senior Economist, Security Management Company, LLC; Vice President, Security Benefit Group, Inc. and Security Benefit Life Insurance Company.

AMY J. LEE (BIRTHDATE: JUNE 5, 1961) -- Secretary of the Fund; Secretary, Security Management Company, LLC; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Group, Inc. and Security Benefit Life Insurance Company.

BRENDA M. HARWOOD (BIRTHDATE: NOVEMBER 3, 1963) -- Treasurer of the Fund; Assistant Vice President and Treasurer, Security Management Company, LLC; Assistant Vice President, Security Benefit Group, Inc. and Security Benefit Life Insurance Company.

STEVEN M. BOWSER (BIRTHDATE: FEBRUARY 11, 1960) -- Vice President of the Fund; Second Vice President and Portfolio Manager, Security Management Company, LLC; Second Vice President, Security Benefit Group, Inc. and Security Benefit Life Insurance Company. Prior to October 1992, Assistant Vice President and Portfolio Manager, Federal Home Loan Bank.

THOMAS A. SWANK (BIRTHDATE: JANUARY 10, 1960) -- Vice President of the Fund; Vice President and Portfolio Manager, Security Management Company, LLC; Vice President and Chief Investment Officer, Security BenefitGroup, Inc. and Security Benefit Life Insurance Company.

DAVID ESHNAUR (BIRTHDATE: OCTOBER 8, 1960) -- Vice President of the Fund; Assistant Vice President and Portfolio Manager, Security Management Company, LLC. Prior to July 1997, Assistant Vice President and Assistant Portfolio Manager, Waddell & Reed.

CHRISTOPHER D. SWICKARD (BIRTHDATE: OCTOBER 9, 1965) -- Assistant Secretary of the Fund; Assistant Secretary, Security Management Company, LLC; Assistant Vice President and Assistant Counsel, Security Benefit Group, Inc. and Security
Benefit Life Insurance Company. Prior to June 1992, student at Washburn University School of Law.

  *These directors are deemed to be "interested persons" of the Fund.

**These directors serve on the Fund's audit committee, the purpose of which (among other things) is to meet with independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Fund.

   The officers of Security Income Fund hold identical offices with each of the other mutual funds in the Security Funds Family, except Ms. Tedder who holds the same office only with respect to SBL Fund and Security Equity Fund, Mr. Eshnaur who holds the same office only with respect to SBL Fund and Security Equity Fund, Mr. Bowser who holds the same office only with respect to SBL Fund and Security Equity Fund and Mr. Swank who holds the same office only with respect to SBL Fund. The directors of Security Income Fund also serve as directors of each of the other Security Funds. Ms. Lee is also Secretary of the Distributor, Messrs. Cleland, Schmank and Young are directors and Vice Presidents of the Distributor and Ms. Harwood is a director and Treasurer of the Distributor.

TRUSTEES OF BT INVESTMENT PORTFOLIOS --

CHARLES P. BIGGAR (BIRTHDATE: OCTOBER 14, 1930) -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards, Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (BIRTHDATE: MARCH 28, 1930) -- Trustee; Retired; director, Coutts Group; Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters
International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

PHILIP SAUNDERS, JR. (BIRTHDATE: OCTOBER 11, 1935) -- Trustee; Principal, Philip Saunders Associates (Consulting); former director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock
Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

OFFICERS OF BT INVESTMENT PORTFOLIOS --

Unless otherwise specified, each officer listed below holds the same position with the Trust and BT Investment Portfolios.

JOHN Y. KEFFER (BIRTHDATE: JULY 15, 1942) -- President and Chief Executive Officer; President, Forum Financial Group. His address is Two Portland Square, Portland, Maine 04101.

JOSEPH A. FINELLI (BIRTHDATE: JANUARY 24, 1957) -- Treasurer; Vice President, BT Alex. Brown Incorporated and Vice President, Investment Company Capital Corp. (registered investment adviser), September 1995-Present; Formerly, Vice President, Delaware Management Company Inc. (investments), 1980-August 1995. His address is One South Street, Baltimore, Maryland 21202.

DANIEL O. HIRSCH (BIRTHDATE: MARCH 27, 1954) -- Secretary; Principal, BT Alex. Brown since July 1998; Assistant General Counsel in the Office of the General Counsel at the United States Securities and Exchange Commission from 1993 to 1998. His address is 2901 Dorset Avenue, Chevy Chase, Maryland 20815.

   No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolio. No director, officer or employee of ICC Distributors or any of its affiliates will receive any compensation from the Trust or the Portfolios for serving as an officer or Trustee of the Trust or a Portfolio.

SECURITY INCOME FUND DIRECTOR COMPENSATION TABLE --

-------------------------------------------------------------
                             AGGREGATE          TOTAL
                           COMPENSATION   COMPENSATION FROM
                           FROM SECURITY   SECURITY INCOME
          NAME              INCOME FUND      FUND COMPLEX
-------------------------------------------------------------
Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr.
James R. Schmank
-------------------------------------------------------------

   As of January 31, 1999 the officers and directors of Security Income Fund as a group beneficially owned none of the total outstanding voting shares of the Fund.

BT INVESTMENT PORTFOLIO TRUSTEE COMPENSATION TABLE --

--------------------------------------------------------------------------------
                                                                 TOTAL
                                                             COMPENSATION
                                                               FROM FUND
                         AGGREGATE       AGGREGATE             COMPLEX**
     NAME OF           COMPENSATION     COMPENSATION            PAID TO
 PERSON, POSITION      FROM TRUST*+    FROM PORTFOLIOS+       TRUSTEES***
--------------------------------------------------------------------------------
Philip Saunders,         $13,125           $13,750             $27,500
Jr.,
Trustee of Trust
and Portfolios

Charles Biggar,            N/A             $13,750             $27,500
Trustee of
Portfolios

S. Leland Dill,          $13,125           $13,750             $27,500
Trustee of Trust
and Portfolios
--------------------------------------------------------------------------------
  *The aggregate compensation is provided for the BT Investment Funds which is comprised of 17 funds.

  +Information is provided for the Trust's and the Portfolio's most recent fiscal years ended December 31, 1998.

 **Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short Intermediate U.S. Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset
   Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.

***The compensation is provided for the calendar year ended December 31, 1998.
--------------------------------------------------------------------------------

   As of January 31, 1999, the Trustees and Officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

INVESTMENT ADVISER -- Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

   Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and the Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, FAS, FI or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and SAIs for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

   Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

ADMINISTRATOR -- Pursuant to an Administrative Services and Transfer Agency Agreement with Security Income Fund, dated April 1, 1987 as amended April 30, 1999, Security Management Company, LLC ("SMC") acts as the administrative agent for the Fund and as such performs administrative functions and the bookkeeping, accounting and pricing function for the Fund. For these services SMC receives, on an annual basis .09% of the average net assets of the fund, calculated daily and payable monthly. Under this Agreement SMC also performs the transfer agency function for the Fund. As such, SMC performs all shareholder servicing functions, mailing shareholder communications and acting as dividend disbursing agent. For the transfer agency services, SMC receives an annual maintenance fee of $8 per account, a fee of $1 per shareholder transaction, and a fee of $1 per dividend transaction. Under a sub-administration agreement between SMC and Bankers Trust, Bankers Trust has agreed to provide certain fund accounting services to the fund, including calculation of the Fund's daily NAV. For these services, SMC pays Bankers Trust a fee of $14,000 per year.

   Under an administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deem necessary for the proper administration of the Portfolio. Bankers Trust will generally assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

   Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), FSC performs such sub-administration duties for the Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

   Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

CUSTODIAN -- Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as Custodian for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Portfolio's assets. Bankers Trust also serves as transfer agent of the Portfolio pursuant to the respective administration and services agreement. Bankers Trust may be reimbursed by the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act. UMB Bank, N.A. 928 Grand Avenue, Kansas City, Missouri 64106 serves as Custodian for the Fund and as such, holds all the Fund's assets.

BANKING REGULATORY MATTERS -- Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreement and other activities for the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

INDEPENDENT ACCOUNTANTS -- Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, acts as independent accountants of Security Income Fund. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Portfolio.

ORGANIZATION OF SECURITY INCOME FUND

The Articles of Incorporation of Security Income Fund provides for the issuance of shares of common stock in one or more classes or series.

   Security Income Fund has authorized the issuance of an indefinite number of shares of capital stock of $1.00 part value and currently issues its shares in eight series, Corporate Bond Fund, Limited Maturity Bond Fund, U.S. Government Fund, High Yield Fund, Emerging Markets Total Return Fund, Global Asset Allocation Fund, Global High Yield Fund and Capital Preservation Fund. The shares of each Series of Security Income Fund represent a pro rata beneficial interest in that Series' net assets and in the earnings and profits or losses derived from the investment of such assets.

   Each Series of Security Income Fund currently issues two classes of shares except Capital Preservation Fund which issues three classes of shares. Each class of shares participates proportionately based on their relative net asset values in dividends and distributions and have equal voting, liquidation and other rights except that (i) expenses related to the distribution of each class of shares or other expenses that the Board of Directors may designate as class expenses from time to time, are borne solely by each class; (ii) each class of shares has exclusive voting rights with respect to any Distribution Plan adopted for that class; (iii) each class has different exchange privileges; and (iv) each class has a different designation. When issued and paid for, the shares of each Series of Security income Fund will be fully paid and nonassessable. Shares may be exchanged as described under "Exchange Privilege," in the prospecting but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and assignable and have cumulative voting privileges for the election of directors.

   On certain matters, such as the election of directors, all shares of the Series of Security Income Fund vote together with each share having one vote. Under certain circumstances, the shareholders of one series of Security Income Fund could control the outcome of these votes. On other matters affecting a particular Series, such as the investment advisory contract or the fundamental policies, only shares of that Series are entitled to vote, and a majority vote of the shares of that Series is required for approval of the proposal.

   Security Income Fund does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove directors from office by vote cast in person or by proxy at a meeting of shareholders. Such a meeting will be called at the written request of 10% of Security Income Fund's outstanding shares.

ORGANIZATION OF THE TRUST

BT Investment Funds was organized on July 21, 1986, under the name BT Tax-Free Investment Trust, and assumed its current name on May 16, 1988. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trusts may create and issue additional series of shares. Each Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

   Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

   Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

   Whenever a Trust is requested to vote on matters pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the respective Fund if the proposal is one, which if made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of its respective Fund and, at the meeting of the investors in the Portfolio, the Trust will cast all of its votes in the same proportion as votes in all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

TAXATION

TAXATION OF THE FUND -- The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To qualify for that treatment, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (the "Income Requirement"), (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), and (c) distribute for each taxable year at least 90% of its investment company taxable income (generally consisting of interest, dividends and the excess of net short-term capital gain over net long-term capital loss).

   The Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus any undistributed amount from the prior year.

   The Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a regulated investment company. See the next section for a discussion of the tax consequences to the Fund of hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO -- The Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio will not be subject to federal income tax. Instead, the Fund and other investors in the Portfolio will be required to take into account, in computing their federal income tax liability, their respective shares of the Portfolio's income, gains, losses, deductions and credits, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio also will not be subject to state income or franchise tax.

   Because, as noted above, the Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a regulated investment company, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

   Distributions received by the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that
(a) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio prior to the distribution,
(b) income or gain will be realized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (c) gain or loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (i) the amount of any cash and the basis of any property distributed from the Portfolio to the Fund and (ii) the Fund's share of the Portfolio's losses, if any.

   The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses it realizes in connection therewith. Gains from options and futures contracts derived by the Portfolio with respect to its business of investing in securities will qualify as permissible income for the Fund under the Income Requirement.

   Certain futures and foreign currency contracts in which the Portfolio may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts held by the Portfolio at the end of each taxable year, other than contracts subject to a "mixed straddle" election made by the Portfolio, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the 4% excise tax mentioned above.

   Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.

   If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

OTHER TAXATION -- The investment by the Fund in the Portfolio should not cause the Fund to be liable for any income or franchise tax in the State of New York.

   The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the State of Kansas.

FOREIGN WITHHOLDING TAXES -- Income received and gains realized by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by those countries that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

FINANCIAL STATEMENTS

The Portfolio did not begin operations until ______________________ and the Fund did not begin operations until May of 1999. Therefore, neither the Portfolio nor the Fund have audited financial statements at this time.

                                    APPENDIX
--------------------------------------------------------------------------------

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB -- Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

   Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' LONG-TERM DEBT RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligation when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP -- Preferred stock with dividend arrearages.

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF S&P SHORT-TERM ISSUER CREDIT RATINGS

A-1 -- An obligor rated `A-1' has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 -- An obligor rated `A-2' has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 -- An obligor rated `A-3' has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS

D-1+ -- Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S.Treasury short term obligations.

D-1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 -- Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

DESCRIPTION OF MOODY'S INSURANCE FINANCIAL STRENGTH RATINGS

Aaa -- Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa -- Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A -- Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba -- Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

B -- Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa -- Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca -- Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C -- Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

   Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

DESCRIPTION OF S&P CLAIMS PAYING ABILITY RATING DEFINITIONS

SECURE RANGE -- AAA to BBB

"AAA" -- Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" -- Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" -- Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB" -- Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

VULNERABLE RANGE -- BB to CCC

"BB" -- Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B" -- Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

"CCC" -- Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

"R" -- Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies.
Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

   Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' CLAIMS PAYING ABILITY RATINGS

AAA -- Highest claims paying ability. Risk factors are negligible.

AA+, AA, AA- -- Very high claims paying ability. Protection factors are strong. Risk is modest, but may vary slightly over time due to economic and/or underwriting conditions.

A+, A, A- -- High claims paying ability. Protection factors are average and there is an expectation of variability in risk over time due to economic and/or underwriting conditions.

BBB+, BBB, BBB- -- Adequate claims paying ability. Protection factors are adequate. There is considerable variability in risk over time due to economic and/or underwriting conditions.

BB+, BB, BB- -- Uncertain claims paying ability and less than investment grade quality. However, the company is deemed likely to meet these obligations when due. Protection factors will vary widely with changes in economic and/or underwriting conditions.

B+, B, B- -- Possessing risk that policyholder and contractholder obligations will not be paid when due. Protection factors will vary widely with changes in economic and underwriting conditions or company fortunes.

CCC  --  There  is  substantial  risk  that   policyholder  and   contractholder
obligations will not be paid when due. Company has been or is likely to be placed under state insurance department supervision.

DD -- Company is under an order of liquidation.

                              SECURITY INCOME FUND

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          a.  Financial Statements

              As   neither   the   Capital   Preservation   Fund,   nor  the  BT
              PreservationPlus Income Portfolio have completed their first fiscal year, financial statements are not yet available.

          b.  Exhibits:

               (1)  Articles of Incorporation.
               (2)  Corporate Bylaws of Registrant.(a)
               (3)  Not applicable.
               (4) Specimen copy of share certificate for Registrant's shares of capital stock.
               (5)  Investment Advisory Contract.(b)
               (6)  (a)  Form of Distribution Agreement.
                    (b)  Form of Class B Distribution Agreement.
                    (c)  Form of Class C Distribution Agreement.
                    (d)  Underwriter-Dealer Agreement.(d)
               (7)  Form of Non-Qualified Deferred Compensation Plan.(c)
               (8)  Custodian Agreement - UMB.(e)
               (9)  (a)  Form of Third Party Feeder Fund Agreement
                    (b)  Form of Recordkeeping and Investment Accounting
                         Agreement
                    (c)  Form of Management Services Agreement
                    (d) Form of Administrative Services and Transfer Agency Agreement
              (10) Opinion of counsel as to the legality of the securities offered.
              (11)  Consent of Independent Auditors.
              (12)  Not applicable.
              (13)  Not applicable.
              (14)  Not applicable.
              (15)  (a)  Distribution Plan.(a)
                    (b)  Form of Class B Distribution Plan.
                    (c)  Form of Class C Distribution Plan.
              (16)  Not applicable.
              (17)  Not applicable.
              (18)  Multiple Class Plan.(f)
              (19)  Powers of Attorney - Bankers Trust

(a)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-38414 (May 1, 1995).

(b) Incorporated herein by reference to Post-Effective Amendment No. 9 to BT Investment Portfolios' Registration Statement as filed with the Commission on August 1, 1995 and Post-Effective Amendment No. 32 to its Registration Statement as filed on February 8, 1999.

(c)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Post-Effective Amendment No. 58 to Registration Statement No. 2-38414 (April 30, 1997).

(d) Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 84 to Registration Statement No. 2-19458 (January 28, 1999).

(e) Incorporated herein by reference to the Exhibits filed with SBL Fund's Post-Effective Amendment No. 37 to Registration Statement No. 2-59353 (April 30, 1999).

(f) Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 83 to Registration Statement No. 2-19458 (January 28, 1999).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES AS OF FEBRUARY 1, 1999.

          Not applicable.

ITEM 27.  INDEMNIFICATION.

          A policy of insurance covering Security Management Company, LLC, its affiliate Security Distributors, Inc., and all of the registered investment companies advised by Security Management Company, LLC insures the Registrant's directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Paragraph 30 of the Registrant's Bylaws, as amended February 3, 1995, provides in relevant part as follows:

               30. INDEMNIFICATION AND LIABILITY OF DIRECTORS AND OFFICERS. Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorney's fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

               No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which he/she serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent man would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other
               corporation,   which   he/she  had  no   reasonable   grounds  to
               disbelieve.

               In the event any provision of this section 30 shall be in violation of the Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

          On March 25, 1988, the shareholders approved the Board of Directors' recommendation that the Articles of Incorporation be amended by adopting the following Article Fifteenth:

               "A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

               A. for any breach of his or her duty of loyalty to the corporation or to its stockholders;

               B. for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

               C. for any unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

               D. for any transaction from which the director derived an improper personal benefit."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

          Not applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a)  Security Equity Fund
               Security Ultra Fund
               Security Growth and Income Fund
               Security Municipal Bond Fund
               Variflex Variable Annuity Account (Variflex)
               Variflex Variable Annuity Account (Variflex ES)
               Varilife Variable Separate Account
               Parkstone Variable Annuity Account
               Security Varilife Separate Account
               Variable Annuity Account VIII (Variflex LS)
               Variable Annuity Account VIII (Variflex Signature)
               SBL Variable Annuity Account X

          (b)        (1)                         (2)                           (3)
               Name and Principal       Position and Offices          Position and Offices
               Business Address*          with Underwriter              with Registrant
               ------------------     -------------------------     -------------------------
               Richard K Ryan         President & Director          None
               John D. Cleland        Vice President & Director     President & Director
               James R. Schmank       Vice President & Director     Vice President & Director
               Mark E. Young          Vice President & Director     Vice President
               Amy J. Lee             Secretary                     Secretary
               Brenda M. Harwood      Treasurer and Director        Treasurer
               William G. Mancuso     Regional Vice President       None

               *700 Harrison, Topeka, Kansas 66636-0001

          (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Security Management Company, LLC, 700 Harrison,
          Topeka, Kansas 66636-0001; and Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Records relating to the duties of the Registrant's custodian are maintained by UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64106.

ITEM 31.  MANAGEMENT SERVICES.

          Not applicable.

ITEM 32.  UNDERTAKINGS.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 10th day of February, 1999.

                                                       SECURITY INCOME FUND

                                                         (The Registrant)

                                               By:       JOHN D. CLELAND
                                                  ------------------------------
                                                    John D. Cleland, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

                                               Date:     February 10, 1999
                                                    ----------------------------


DONALD A. CHUBB, JR.        Director
---------------------------
Donald A. Chubb, Jr.

JOHN D. CLELAND             President and Director
---------------------------
John D. Cleland

BRENDA M. HARWOOD           Treasurer (Principal Financial Officer) and Director
---------------------------
Brenda M. Harwood

PENNY A. LUMPKIN            Director
---------------------------
Penny A. Lumpkin

MARK L. MORRIS, JR.         Director
---------------------------
Mark L. Morris, Jr.

MAYNARD OLIVERIUS           Director
---------------------------
Maynard Oliverius

JAMES R. SCHMANK            Director
---------------------------
James R. Schmank

This Post Effective Amendment No. 61 to the Registration Statement of Security Income Fund has been signed below by the following persons in the capacities indicated.

NAME                         TITLE                             DATE
----                         -----                             ----
By:  /s/ DANIEL O. HIRSCH    Secretary (Attorney in Fact       February 16, 1999
     Daniel O. Hirsch        For the Persons Listed Below)

/s/ JOHN Y. KEFFER*          President and Chief
John Y Keffer                Executive Officer

/s/ JOSEPH A. FINELLI*       Treasurer (Principal Financial
Joseph A. Finelli            and Accounting Officer)

/s/ CHARLES P. BIGGAR*       Trustee
Charles P. Biggar

/s/ S. LELAND DILL*          Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.*    Trustee
Philip Saunders, Jr.

* By Powers of Attorney - Filed herewith.

                                  EXHIBIT INDEX

 (1)  Articles of Incorporation

 (2)  None

 (3)  None

 (4)  Specimen copy of share certificates

 (5)  None

 (6)  (a)  Form of Distribution Agreement
      (b)  Form of Class B Distribution Agreement
      (c)  Form of Class C Distribution Agreement
      (d)  None

 (7)  None

 (8)  None

 (9)  (a)  Form of Third Party Feeder Fund Agreement
      (b)  Form of Recordkeeping and Investment Accounting Agreement
      (c)  Form of Management Services Agreement
      (d)  Form of Administrative Services and Transfer Agency Agreement

(10)  Opinion of Counsel

(11)  Consent of Independent Auditors

(12)  None

(13)  None

(14)  None

(15)  (a)  None
      (b)  Form of Class B Distribution Plan
      (c)  Form of Class C Distribution Plan

(16)  None

(17)  None

(18)  None

(19)  Powers of Attorney - Bankers Trust